Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$1,927	$1,889,984
4.65%, 10/01/28 (Call 07/01/28)(a)	1,844	2,142,667
4.75%, 03/30/30 (Call 12/30/29)	4,324	5,026,235
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	3,892	3,867,071
2.60%, 08/01/31 (Call 05/01/31)	2,295	2,286,602
4.20%, 06/01/30 (Call 03/01/30)(a)	2,089	2,374,055
		17,586,614
Aerospace & Defense — 1.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	777	836,293
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	104	135,997
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	6,529	6,186,317
3.40%, 04/15/30 (Call 01/15/30)(b)	6,915	7,410,002
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	2,693	2,742,476
2.70%, 02/01/27 (Call 12/01/26)(a)	3,968	4,109,107
2.80%, 03/01/27 (Call 12/01/26)(a)	2,395	2,490,434
2.95%, 02/01/30 (Call 11/01/29)	3,498	3,530,264
3.20%, 03/01/29 (Call 12/01/28)	4,803	4,987,056
3.25%, 02/01/28 (Call 12/01/27)	965	1,015,549
3.25%, 03/01/28 (Call 12/01/27)	2,741	2,872,255
3.45%, 11/01/28 (Call 08/01/28)(a)	4,059	4,288,078
3.63%, 02/01/31 (Call 11/01/30)	530	561,923
5.04%, 05/01/27 (Call 03/01/27)	9,555	11,015,150
5.15%, 05/01/30 (Call 02/01/30)	15,019	17,580,480
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)(a)	2,937	3,083,678
2.25%, 06/01/31 (Call 03/01/31)	1,150	1,160,916
2.63%, 11/15/27 (Call 08/15/27)(a)	2,886	3,112,943
3.50%, 04/01/27 (Call 02/01/27)	4,552	5,075,445
3.63%, 04/01/30 (Call 01/01/30)(a)	5,086	5,694,987
3.75%, 05/15/28 (Call 02/15/28)	2,961	3,345,833
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	964	920,517
2.90%, 12/15/29 (Call 09/15/29)	835	870,569
3.85%, 12/15/26 (Call 09/15/26)(a)	3,289	3,680,939
4.40%, 06/15/28 (Call 03/15/28)	8,521	9,762,240
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)(a)	2,419	2,388,243
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	4,122	4,495,203
3.25%, 01/15/28 (Call 10/15/27)(a)	9,501	10,284,436
4.40%, 05/01/30 (Call 02/01/30)	5,400	6,296,299
Northrop Grumman Systems Corp., 7.75%, 02/15/31	105	150,340
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)(a)	4,528	4,517,605
2.65%, 11/01/26 (Call 08/01/26)	466	499,337
3.13%, 05/04/27 (Call 02/04/27)(a)	7,545	8,182,480
3.50%, 03/15/27 (Call 12/15/26)	6,473	7,165,228
4.13%, 11/16/28 (Call 08/16/28)	15,773	17,979,489
6.70%, 08/01/28	2,554	3,298,962
7.20%, 08/15/27	652	856,727
7.50%,09/15/29	1,464	2,022,052
Security	Par (000)	Value

Aerospace & Defense (continued)
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	$7,270	$7,373,508
2.75%, 04/01/31 (Call 01/01/31)(a)	6,510	6,572,782
		188,552,139
Agriculture — 1.0%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	1,935	1,832,013
2.63%, 09/16/26 (Call 06/16/26)	2,882	3,028,823
3.40%, 05/06/30 (Call 02/06/30)	5,333	5,563,788
4.80%, 02/14/29 (Call 11/14/28)	4,506	5,159,457
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,922	4,182,193
3.25%, 03/27/30 (Call 12/27/29)	6,567	7,169,107
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	8,471	8,334,935
2.73%, 03/25/31 (Call 12/25/30)(a)	3,485	3,355,196
3.22%, 09/06/26 (Call 07/06/26)	5,372	5,700,392
3.46%, 09/06/29 (Call 06/06/29)(a)	2,465	2,564,906
3.56%, 08/15/27 (Call 05/15/27)	16,773	17,818,066
4.70%, 04/02/27 (Call 02/02/27)	4,893	5,510,274
4.91%, 04/02/30 (Call 01/02/30)	3,960	4,484,255
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	4,315	4,309,779
3.25%, 08/15/26 (Call 05/15/26)(a)	3,633	3,930,888
3.75%, 09/25/27 (Call 06/25/27)(a)	3,416	3,768,217
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	1,415	1,358,031
2.13%, 04/23/30 (Call 01/23/30)(b)	4,119	4,093,757
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	1,835	1,997,846
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	3,110	3,335,621
3.88%, 07/26/29 (Call 04/26/29)(b)	2,766	2,958,234
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	1,725	1,637,615
2.10%, 05/01/30 (Call 02/01/30)	3,331	3,255,374
3.13%, 08/17/27 (Call 05/17/27)(a)	2,947	3,223,227
3.13%, 03/02/28 (Call 12/02/27)	2,675	2,882,203
3.38%, 08/15/29 (Call 05/15/29)(a)	4,112	4,470,477
Viterra Finance BV, 3.20%, 04/21/31 (Call 01/21/31)(b)	3,170	3,140,109
		119,064,783
Airlines — 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	16,882	18,427,880
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	7,130	7,827,314
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	2,814	2,850,444
3.00%, 11/15/26 (Call 08/15/26)	3,002	3,211,077
3.45%, 11/16/27 (Call 08/16/27)	905	973,620
5.13%, 06/15/27 (Call 04/15/27)	6,952	8,133,365
		41,423,700
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	4,580	4,877,096
2.75%, 03/27/27 (Call 01/27/27)	5,661	6,117,545
2.85%, 03/27/30 (Call 12/27/29)(a)	8,475	9,070,952
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	4,125	4,313,555
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	2,101	2,296,738

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)(a)	$2,809	$3,001,163
2.95%, 04/23/30 (Call 01/23/30)	3,986	4,164,807
		33,841,856
Auto Manufacturers — 2.0%
American Honda Finance Corp.
1.80%, 01/13/31(a)	553	534,034
2.00%, 03/24/28(a)	3,659	3,722,080
2.30%, 09/09/26(a)	2,834	2,990,212
2.35%, 01/08/27(a)	2,962	3,124,828
3.50%, 02/15/28	2,516	2,792,733
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	1,625	1,712,618
BMW U.S. Capital LLC
3.30%, 04/06/27 (Call 01/06/27)(b)	457	502,041
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,975	3,307,087
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,875	3,250,121
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	2,214	2,500,301
4.15%, 04/09/30 (Call 01/09/30)(b)	6,023	6,944,627
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(b)	3,590	3,679,638
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	6,242	5,917,009
Daimler Finance North America LLC
2.45%, 03/02/31(b)	5,610	5,663,925
2.63%, 03/10/30(a)(b)	1,930	1,969,849
3.10%, 08/15/29(b)	3,686	3,902,146
3.45%, 01/06/27(a)(b)	4,064	4,453,204
3.75%, 02/22/28(a)(b)	4,557	5,049,328
4.30%, 02/22/29(a)(b)	2,185	2,500,387
8.50%, 01/18/31	3,458	5,176,437
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	4,165	4,660,269
5.00%, 10/01/28 (Call 07/01/28)(a)	4,237	4,938,347
6.80%, 10/01/27 (Call 08/01/27)	5,006	6,319,489
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	3,338	3,233,259
2.40%, 04/10/28 (Call 02/10/28)	7,910	8,000,809
2.70%, 08/20/27 (Call 06/20/27)	4,926	5,116,464
3.60%, 06/21/30 (Call 03/21/30)	6,625	7,096,141
3.85%, 01/05/28 (Call 10/05/27)	2,426	2,644,405
4.00%, 10/06/26 (Call 07/06/26)	4,087	4,522,242
4.35%, 01/17/27 (Call 10/17/26)	5,552	6,251,134
5.65%, 01/17/29 (Call 10/17/28)	2,834	3,420,359
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(b)	2,973	2,911,868
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	3,396	3,457,662
2.75%, 09/27/26(a)(b)	2,497	2,614,259
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	2,659	2,813,583
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	3,736	4,052,304
6.38%, 04/08/30 (Call 01/08/30)(b)	3,536	4,535,978
Hyundai Capital Services Inc., 3.63%, 08/29/27(b)	200	218,753
Kia Corp.
1.75%, 10/16/26(a)(b)	495	498,432
3.25%, 04/21/26(b)	985	1,059,116
3.50%, 10/25/27(b)	1,440	1,584,616
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	2,670	2,675,513
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(b)	10,999	12,020,186
4.81%, 09/17/30 (Call 06/17/30)(b)	12,224	13,521,752
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	$4,978	$5,094,832
2.76%, 07/02/29(a)	1,742	1,837,442
3.67%, 07/20/28	2,443	2,745,344
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,035	2,001,582
1.65%, 01/10/31(a)	693	664,048
1.90%, 04/06/28	3,061	3,102,856
2.15%, 02/13/30(a)	5,035	5,061,881
3.05%, 01/11/28(a)	2,220	2,407,625
3.20%, 01/11/27	3,864	4,266,425
3.38%, 04/01/30	6,042	6,670,059
3.65%, 01/08/29	2,771	3,127,784
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	4,055	4,009,611
3.20%, 09/26/26(b)	1,846	2,006,063
3.75%, 05/13/30(a)(b)	2,431	2,678,725
4.75%, 11/13/28(a)(b)	5,879	6,882,358
		230,416,180
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,740	1,977,431
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	5,244	5,530,073
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	864	922,719
3.80%, 09/15/27 (Call 06/15/27)(a)	4,350	4,792,919
4.25%, 05/15/29 (Call 02/15/29)(a)	2,004	2,243,919
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	4,461	4,523,889
		19,990,950
Banks — 20.3%
ANZ New Zealand Int’l Ltd./London
2.55%, 02/13/30(b)	4,850	5,001,316
3.45%, 07/17/27(a)(b)	2,782	3,086,434
3.45%, 01/21/28(a)(b)	2,275	2,502,826
Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35 (Call 11/25/30)(b)(c)	8,100	7,775,028
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	2,000	2,095,020
Banco de Credito del Peru, 3.25%, 09/30/31 (Call 09/30/26)(a)(b)(c)	2,500	2,452,500
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,235	1,326,094
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	1,425	1,546,139
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	1,415	1,514,064
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(a)(b)	63	64,024
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)(b)	7,555	7,356,303
Banco Santander SA
2.75%, 12/03/30(a)	8,410	8,261,086
2.96%, 03/25/31	3,335	3,397,822
3.31%, 06/27/29	7,883	8,449,381
3.49%, 05/28/30(a)	6,707	7,172,812
3.80%, 02/23/28	4,387	4,790,579
4.25%, 04/11/27	5,142	5,795,400
4.38%, 04/12/28(a)	4,430	5,007,483

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(a)(b)	$253	$286,627
Banistmo SA, 4.25%, 07/31/27 (Call 05/31/27)(b)	970	1,013,650
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26)(c)	610	617,660
1.90%, 07/23/31 (Call 07/23/30)(c)	3,855	3,683,758
1.92%, 10/24/31 (Call 10/24/30)(c)	15,944	15,232,036
2.50%, 02/13/31 (Call 02/13/30)(c)	18,217	18,330,614
2.59%, 04/29/31 (Call 04/29/30)(c)	11,938	12,152,255
2.69%, 04/22/32 (Call 04/22/31)(c)	11,950	12,116,453
2.88%, 10/22/30 (Call 10/22/29)(c)	11,311	11,762,277
3.19%, 07/23/30 (Call 07/23/29)(c)	13,643	14,506,894
3.25%, 10/21/27 (Call 10/21/26)	14,868	16,170,338
3.42%, 12/20/28 (Call 12/20/27)(c)	26,568	29,026,090
3.59%, 07/21/28 (Call 07/21/27)(c)	10,631	11,710,918
3.71%, 04/24/28 (Call 04/24/27)(c)	11,105	12,306,199
3.82%, 01/20/28 (Call 01/20/27)(c)	11,235	12,532,722
3.97%, 03/05/29 (Call 03/05/28)(c)	13,971	15,624,090
3.97%, 02/07/30 (Call 02/07/29)(c)	15,848	17,774,108
4.25%, 10/22/26(a)	10,209	11,628,869
4.27%, 07/23/29 (Call 07/23/28)(c)	16,706	19,054,016
6.22%, 09/15/26	439	540,973
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10,708	12,041,795
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	11,050	11,149,789
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)	4,812	5,315,510
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)	5,074	5,067,115
1.65%, 01/28/31 (Call 10/28/30)(a)	2,429	2,353,629
2.45%, 08/17/26 (Call 05/17/26)	3,697	3,922,480
3.00%, 10/30/28 (Call 07/30/28)(a)	1,490	1,605,032
3.25%, 05/16/27 (Call 02/16/27)	1,903	2,096,637
3.30%, 08/23/29 (Call 05/23/29)	2,861	3,119,525
3.40%, 01/29/28 (Call 10/29/27)	4,793	5,284,361
3.44%, 02/07/28 (Call 02/07/27)(c)	6,454	7,140,201
3.85%, 04/28/28	4,616	5,268,040
Bank of Nova Scotia (The), 2.70%, 08/03/26(a)	6,106	6,542,865
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	1,109	1,275,681
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(c)	8,964	8,922,265
2.67%, 03/10/32 (Call 03/10/31)(a)(c)	1,445	1,432,083
3.56%, 09/23/35 (Call 09/23/30)(c)	2,945	3,012,117
4.34%, 01/10/28 (Call 01/10/27)	6,698	7,501,870
4.84%, 05/09/28 (Call 05/07/27)(a)	9,044	10,145,832
4.97%, 05/16/29 (Call 05/16/28)(c)	11,413	13,249,978
5.09%, 06/20/30 (Call 06/20/29)(a)(c)	7,505	8,645,888
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27)(b)(c)	8,793	8,739,386
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	13,107	12,592,735
2.87%, 04/19/32 (Call 04/19/31)(a)(b)(c)	1,235	1,250,809
3.50%, 11/16/27(a)(b)	6,981	7,617,055
4.38%, 05/12/26(b)	4,842	5,402,399
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	5,721	6,266,783
4.40%, 08/14/28(a)(b)	10,055	11,499,333
4.63%, (Call 02/25/31)(a)(b)(c)(d)	2,500	2,550,000
4.63%, 03/13/27(a)(b)	7,196	8,170,212
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	5,181	6,175,048
BPCE SA
2.28%, 01/20/32 (Call 01/20/31)(b)(c)	8,067	7,823,853
2.70%, 10/01/29(b)	3,333	3,427,096
3.25%, 01/11/28(a)(b)	4,358	4,660,657
Security	Par (000)	Value

Banks (continued)
3.38%, 12/02/26(a)	$1,671	$1,834,555
3.50%, 10/23/27(a)(b)	6,826	7,433,004
4.63%, 09/12/28(b)	2,775	3,223,529
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31)(c)	7,340	7,357,518
2.57%, 06/03/31 (Call 06/03/30)(c)	17,747	17,952,206
2.67%, 01/29/31 (Call 01/29/30)(c)	11,529	11,740,136
2.98%, 11/05/30 (Call 11/05/29)(c)	11,352	11,877,504
3.20%, 10/21/26 (Call 07/21/26)	12,009	13,049,814
3.52%, 10/27/28 (Call 10/27/27)(c)	12,158	13,362,892
3.67%, 07/24/28 (Call 07/24/27)(c)	11,240	12,422,579
3.89%, 01/10/28 (Call 01/10/27)(a)(c)	11,976	13,363,535
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	10,184	11,455,283
4.08%, 04/23/29 (Call 04/23/28)(c)	10,317	11,627,675
4.13%, 07/25/28	11,181	12,580,144
4.30%, 11/20/26(a)	6,001	6,802,443
4.41%, 03/31/31 (Call 03/31/30)(c)	19,252	22,137,474
4.45%, 09/29/27	18,606	21,295,793
6.63%, 01/15/28	595	762,228
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	1,839	1,866,118
2.85%, 07/27/26 (Call 04/27/26)	1,318	1,409,603
3.25%, 04/30/30 (Call 01/30/30)(a)	3,415	3,666,501
Comerica Inc.
3.80%, 07/22/26	243	269,917
4.00%, 02/01/29 (Call 11/03/28)(a)	1,216	1,373,564
Commonwealth Bank of Australia
2.63%, 09/06/26(a)(b)	5,152	5,528,652
2.69%, 03/11/31(a)(b)	6,205	6,091,125
3.15%, 09/19/27(a)(b)	579	633,283
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	7,125	7,443,754
3.90%, 03/16/28(a)(b)	4,024	4,570,552
Cooperatieve Rabobank U.A., 3.75%, 07/21/26	4,921	5,419,580
Cooperatieve Rabobank UA, 1.11%, 02/24/27 (Call 02/24/26)(b)(c)	8,276	8,184,571
Credit Agricole SA
3.25%, 01/14/30(a)(b)	7,620	7,924,120
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	6,300	6,827,584
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	5,091	5,746,266
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31)(b)(c)	6,620	6,718,066
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)	8,975	9,786,793
4.19%, 04/01/31 (Call 04/01/30)(a)(b)(c)	14,459	16,080,965
4.28%, 01/09/28 (Call 01/09/27)(b)	10,819	12,031,119
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,110	1,231,695
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31)(c)	2,535	2,522,497
3.55%, 09/18/31 (Call 09/18/30)(c)	7,212	7,571,774
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)(a)	3,707	3,791,808
3.45%, 07/27/26 (Call 04/27/26)	2,666	2,910,232
4.65%, 09/13/28 (Call 06/13/28)	4,121	4,773,892
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	3,306	3,486,521
3.95%, 03/14/28 (Call 02/14/28)(a)	3,283	3,752,226
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	3,915	4,106,591
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,401	1,713,986

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26),
(SOFR + 0.798%)(c)	$1,838	$1,839,831
1.99%, 01/27/32 (Call 01/27/31)(a)(c)	13,069	12,475,784
2.60%, 02/07/30 (Call 11/07/29)(a)	10,853	11,142,598
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(c)	12,945	13,045,254
3.50%, 11/16/26 (Call 11/16/25)	12,933	14,130,632
3.69%, 06/05/28 (Call 06/05/27)(c)	12,005	13,275,173
3.80%, 03/15/30 (Call 12/15/29)(a)	12,409	13,825,408
3.81%, 04/23/29 (Call 04/23/28)(c)	12,038	13,340,429
3.85%, 01/26/27 (Call 01/26/26)	11,504	12,756,044
4.22%, 05/01/29 (Call 05/01/28)(c)	16,469	18,691,363
5.95%, 01/15/27	4,448	5,435,456
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(c)	1,251	1,255,615
2.01%, 09/22/28 (Call 09/22/27)(a)(c)	4,200	4,204,453
2.36%, 08/18/31 (Call 08/18/30)(a)(c)	6,446	6,318,925
2.80%, 05/24/32 (Call 05/24/31)(c)	6,835	6,898,361
2.85%, 06/04/31 (Call 06/04/30)(c)	8,948	9,131,696
3.97%, 05/22/30 (Call 05/22/29)(a)(c)	15,699	17,326,875
4.04%, 03/13/28 (Call 03/13/27)(c)	16,402	18,233,490
4.38%, 11/23/26(a)	9,811	11,102,360
4.58%, 06/19/29 (Call 06/19/28)(c)	17,376	19,901,017
4.95%, 03/31/30(a)	14,246	16,881,612
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)(a)	3,829	3,925,231
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	2,557	2,814,519
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31)(c)	1,065	1,081,737
3.95%, 03/29/27	7,563	8,513,665
4.05%, 04/09/29	5,469	6,146,253
4.55%, 10/02/28	5,534	6,441,725
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	2,670	2,912,546
3.88%, 01/12/28(b)	1,551	1,660,444
4.00%, 09/23/29 (b)	2,900	3,140,214
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30)(c)	8,266	7,811,950
1.95%, 02/04/32 (Call 02/04/31)(a)(c)	11,430	10,915,408
2.07%, 06/01/29 (Call 06/01/28)(c)	12,000	12,017,392
2.18%, 06/01/28 (Call 06/01/27)(c)	7,506	7,696,752
2.52%, 04/22/31 (Call 04/22/30)(a)(c)	15,236	15,450,300
2.58%, 04/22/32 (Call 04/22/31)(c)	6,104	6,150,324
2.74%, 10/15/30 (Call 10/15/29)(c)	19,938	20,644,332
2.95%, 10/01/26 (Call 07/01/26)	11,243	12,147,240
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)(c)	15,932	16,532,132
3.20%, 06/15/26 (Call 03/15/26)	7,857	8,596,684
3.51%, 01/23/29 (Call 01/23/28)(c)	11,498	12,598,726
3.54%, 05/01/28 (Call 05/01/27)(c)	12,023	13,253,398
3.63%, 12/01/27 (Call 12/01/26)	6,099	6,741,224
3.70%, 05/06/30 (Call 05/06/29)(c)	13,114	14,530,099
3.78%, 02/01/28 (Call 02/01/27)(c)	13,260	14,764,937
4.01%, 04/23/29 (Call 04/23/28)(c)	13,080	14,711,512
4.13%, 12/15/26	10,004	11,351,761
4.20%, 07/23/29 (Call 07/23/28)(c)	10,563	12,085,171
4.25%, 10/01/27	8,033	9,246,657
4.45%, 12/05/29 (Call 12/05/28)(c)	12,924	14,945,980
Security	Par (000)	Value

Banks (continued)
4.49%, 03/24/31 (Call 03/24/30)(c)	$12,949	$15,090,764
7.63%, 10/15/26	2,828	3,718,772
8.00%, 04/29/27	3,847	5,227,144
KeyBank N.A./Cleveland OH
3.90%, 04/13/29(a)	2,286	2,537,479
6.95%, 02/01/28(a)	481	605,728
KeyCorp.
2.25%, 04/06/27	5,545	5,760,049
2.55%, 10/01/29	5,113	5,286,984
4.10%, 04/30/28(a)	3,788	4,329,472
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	2,740	2,750,454
3.57%, 11/07/28 (Call 11/07/27)(c)	9,819	10,714,362
3.75%, 01/11/27(a)	6,846	7,584,559
4.38%, 03/22/28	4,329	4,951,200
4.55%, 08/16/28	5,077	5,875,406
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	3,025	2,938,849
3.62%, 06/03/30(a)(b)	4,703	4,892,472
Macquarie Group Ltd.
3.76%, 11/28/28 (Call 11/28/27)(a)(b)(c)	3,382	3,711,982
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)	1,985	2,269,550
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	4,238	4,984,546
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	115	126,685
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	4,044	3,969,544
2.56%, 02/25/30(a)	8,774	8,949,750
2.76%, 09/13/26(a)	5,396	5,745,790
3.20%, 07/18/29	10,531	11,318,312
3.29%, 07/25/27	4,283	4,713,161
3.68%, 02/22/27(a)	4,131	4,627,722
3.74%, 03/07/29	7,498	8,355,381
3.96%, 03/02/28(a)	6,150	6,921,821
4.05%, 09/11/28(a)	2,517	2,872,632
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(c)	5,449	5,377,269
1.98%, 09/08/31 (Call 09/08/30)(c)	4,230	4,062,835
2.17%, 05/22/32 (Call 05/22/31)(c)	100	97,592
2.20%, 07/10/31 (Call 07/10/30)(c)	5,906	5,784,857
2.59%, 05/25/31 (Call 05/25/30)(c)	2,498	2,524,992
2.84%, 09/13/26(a)	1,361	1,459,086
2.87%, 09/13/30 (Call 09/13/29)(c)	4,074	4,215,233
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	868	917,256
3.17%, 09/11/27(a)	6,272	6,831,290
3.66%, 02/28/27	3,265	3,623,881
4.02%, 03/05/28(a)	6,254	7,024,244
4.25%, 09/11/29 (Call 09/11/28)(a)(c)	2,926	3,326,968
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26),
(SOFR + 0.879%)(c)	805	812,392
1.79%, 02/13/32 (Call 02/13/31)(c)	9,537	8,988,910
1.93%, 04/28/32 (Call 04/28/31)(c)	11,437	10,902,977
2.70%, 01/22/31 (Call 01/22/30)(a)(c)	16,495	17,022,731
3.13%, 07/27/26(a)	14,495	15,780,598
3.59%, 07/22/28 (Call 07/22/27)(c)	12,805	14,163,489
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(c)	14,512	15,980,446
3.63%, 01/20/27	11,993	13,357,223
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	12,422	13,812,201
3.95%, 04/23/27	10,851	12,229,803

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.35%, 09/08/26	$11,796	$13,442,190
4.43%, 01/23/30 (Call 01/23/29)(c)	14,668	17,032,355
6.25%, 08/09/26	4,516	5,590,519
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	7,301	7,017,014
2.99%, 05/21/31(a)(b)	1,195	1,200,362
3.50%, 01/10/27(a)(b)	3,223	3,587,055
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	7,763	8,313,474
National Australia Bank Ltd./New York, 2.50%, 07/12/26	4,285	4,562,810
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	2,500	2,460,500
3.07%, 05/22/28 (Call 05/22/27)(c)	5,253	5,535,758
4.45%, 05/08/30 (Call 05/08/29)(c)	6,662	7,551,538
4.89%, 05/18/29 (Call 05/18/28)(c)	9,020	10,439,762
5.08%, 01/27/30 (Call 01/27/29)(c)	9,106	10,653,172
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	1,846	2,054,281
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	3,154	3,138,293
3.15%, 05/03/29 (Call 02/03/29)	2,305	2,510,595
3.38%, 05/08/32 (Call 05/08/27)(a)(c)	691	752,480
3.65%, 08/03/28 (Call 05/03/28)(a)	2,278	2,548,911
PNC Bank N.A.
2.70%, 10/22/29	4,351	4,507,133
3.10%, 10/25/27 (Call 09/25/27)	4,811	5,276,412
3.25%, 01/22/28 (Call 12/23/27)(a)	4,042	4,422,636
4.05%, 07/26/28	5,983	6,832,250
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31)(c)	3,015	3,019,845
2.55%, 01/22/30 (Call 10/24/29)	10,557	10,934,682
2.60%, 07/23/26 (Call 05/23/26)	4,752	5,073,532
3.15%, 05/19/27 (Call 04/19/27)(a)	1,191	1,303,838
3.45%, 04/23/29 (Call 01/23/29)(a)	8,428	9,323,832
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	4,669	4,987,351
4.40%, 07/13/27 (Call 04/14/27)	5,458	6,120,064
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31)(a)(c)	2,115	2,149,797
3.82%, 11/03/28 (Call 11/03/27)(c)	5,698	6,287,113
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(b)	2,605	2,871,442
Societe Generale SA
3.00%, 01/22/30(a)(b)	6,132	6,307,913
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	3,255	3,341,827
4.00%, 01/12/27(a)(b)	3,130	3,477,163
4.25%, 08/19/26(b)	2,916	3,212,794
4.75%, 09/14/28(a)(b)	3,360	3,894,891
Standard Chartered PLC
4.30%, 02/19/27(b)	2,319	2,547,658
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	4,511	5,090,354
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	10,552	12,173,742
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,920	3,213,653
State Street Corp.
2.20%, 03/03/31	3,525	3,483,388
2.40%, 01/24/30(a)	6,285	6,465,906
2.65%, 05/19/26	354	381,835
3.03%, 11/01/34 (Call 11/01/29)(c)	1,295	1,358,318
3.15%, 03/30/31 (Call 03/30/30)(c)	1,632	1,758,113
4.14%, 12/03/29 (Call 12/03/28)(a)(c)	3,395	3,921,564
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	4,139	3,939,188
Security	Par (000)	Value

Banks (continued)
2.13%, 07/08/30(a)	$8,699	$8,617,348
2.14%, 09/23/30(a)	3,298	3,172,440
2.63%, 07/14/26(a)	6,503	6,898,854
2.72%, 09/27/29(a)	2,547	2,638,543
2.75%, 01/15/30	6,825	7,083,504
3.01%, 10/19/26(a)	5,937	6,404,809
3.04%, 07/16/29(a)	12,977	13,748,479
3.20%, 09/17/29	2,654	2,784,417
3.35%, 10/18/27	3,653	4,003,247
3.36%, 07/12/27(a)	5,401	5,933,577
3.45%, 01/11/27(a)	5,961	6,531,257
3.54%, 01/17/28	3,922	4,305,361
3.94%, 07/19/28	3,907	4,387,067
4.31%, 10/16/28(a)	3,489	4,005,339
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	1,971	1,846,560
2.10%, 05/15/28 (Call 03/15/28)	355	356,688
3.13%, 06/05/30 (Call 03/05/30)(a)	3,995	4,183,020
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(c)	4,001	4,446,413
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	7,403	7,363,928
3.30%, 05/15/26 (Call 04/15/26)	2,586	2,844,248
3.80%, 10/30/26 (Call 09/30/26)	3,703	4,152,593
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	4,605	4,495,395
1.95%, 06/05/30 (Call 03/05/30)(a)	4,838	4,763,104
3.88%, 03/19/29 (Call 02/16/29)(a)	3,472	3,904,484
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	7,298	6,876,762
3.00%, 07/30/29 (Call 04/30/29)	5,591	5,965,813
3.90%, 04/26/28 (Call 03/24/28)	4,465	5,113,705
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,380	5,696,127
Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,304	6,895,989
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(b)(c)	8,299	7,973,341
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	6,989	7,381,964
4.13%, 04/15/26(b)	1,877	2,111,293
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	10,067	11,435,568
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(b)(c)	1,560	1,555,325
United Overseas Bank Ltd., 2.00%, 10/14/31 (Call 10/14/26)(b)(c)	4,355	4,377,515
Wachovia Corp., 7.57%, 08/01/26(a)(e)	1,675	2,158,266
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	468	510,728
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27)(c)	14,487	15,053,890
2.57%, 02/11/31 (Call 02/11/30)(c)	14,500	14,825,848
2.88%, 10/30/30 (Call 10/30/29)(c)	13,556	14,200,915
3.00%, 10/23/26	16,659	18,057,419
3.20%, 06/17/27 (Call 06/17/26)(c)	12,359	13,433,637
3.58%, 05/22/28 (Call 05/22/27)(c)	15,493	17,118,384
4.10%, 06/03/26	9,779	11,013,747
4.15%, 01/24/29 (Call 10/24/28)	11,548	13,189,439
4.30%, 07/22/27	11,909	13,615,204
4.48%, 04/04/31 (Call 04/04/30)(c)	13,108	15,263,838
Westpac Banking Corp.
2.15%, 06/03/31	7,000	6,981,909
2.65%, 01/16/30(a)	3,930	4,159,720
2.67%, 11/15/35 (Call 11/15/30)(c)	4,834	4,691,010

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.70%, 08/19/26(a)	$1,834	$1,975,201
3.35%, 03/08/27(a)	7,275	8,059,578
3.40%, 01/25/28(a)	5,091	5,657,571
4.11%, 07/24/34 (Call 07/24/29)(a)(c)	7,909	8,592,812
4.32%, 11/23/31 (Call 11/23/26)(c)	5,149	5,740,162
Wintrust Financial Corp., 4.85%, 06/06/29	333	357,830
Woori Bank, 5.13%, 08/06/28(b)	422	490,410
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)(a)	2,385	2,471,186
		2,339,754,200
Beverages — 2.1%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	9,183	10,052,850
4.00%, 04/13/28 (Call 01/13/28)	12,822	14,554,105
4.75%, 01/23/29 (Call 10/23/28)	17,686	20,852,415
4.90%, 01/23/31 (Call 10/23/30)	1,647	1,994,186
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	753	789,014
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	4,665	5,375,211
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	4,450	4,291,959
1.38%, 03/15/31(a)	255	238,817
1.45%, 06/01/27(a)	6,488	6,580,755
1.50%, 03/05/28	3,388	3,381,139
1.65%, 06/01/30	6,325	6,104,896
2.00%, 03/05/31(a)	4,645	4,605,698
2.13%,09/06/29	5,853	5,947,212
2.25%, 01/05/32	8,000	8,030,613
2.90%, 05/25/27(a)	2,744	2,998,784
3.38%, 03/25/27(a)	6,183	6,912,119
3.45%, 03/25/30(a)	3,257	3,626,685
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	500	496,581
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	6,339	6,493,989
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)(a)	2,769	2,865,824
3.15%, 08/01/29 (Call 05/01/29)	3,986	4,219,863
3.50%, 05/09/27 (Call 02/09/27)(a)	2,667	2,932,208
3.60%, 02/15/28 (Call 11/15/27)(a)	3,262	3,583,093
3.70%, 12/06/26 (Call 09/06/26)	2,413	2,679,694
4.65%, 11/15/28 (Call 08/15/28)(a)	3,456	4,025,901
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	6,310	6,232,849
2.38%, 10/24/29 (Call 07/24/29)	4,394	4,494,357
3.88%, 05/18/28 (Call 02/18/28)(a)	2,819	3,180,695
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	4,474	4,904,432
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	4,620	4,567,317
2.55%, 09/15/26 (Call 06/15/26)	3,124	3,322,659
3.20%, 05/01/30 (Call 02/01/30)(a)	4,956	5,269,255
3.43%, 06/15/27 (Call 03/15/27)	2,818	3,098,291
4.60%, 05/25/28 (Call 02/25/28)	9,219	10,748,316
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	8,781	9,410,087
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	2,650	2,521,509
1.63%, 05/01/30 (Call 02/01/30)	6,236	6,063,058
2.38%, 10/06/26 (Call 07/06/26)(a)	5,325	5,698,785
2.63%, 03/19/27 (Call 01/19/27)	2,906	3,134,290
	Par
Security	(000)	Value

Beverages (continued)
2.63%, 07/29/29 (Call 04/29/29)	$6,393	$6,776,488
2.75%, 03/19/30 (Call 12/19/29)	7,359	7,843,292
3.00%, 10/15/27 (Call 07/15/27)(a)	7,730	8,520,110
7.00%, 03/01/29(a)	635	873,429
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	4,015	3,831,112
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	800	743,046
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,034	2,210,402
		237,077,390
Biotechnology — 0.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	9,134	9,510,729
2.30%, 02/25/31 (Call 11/25/30)	1,022	1,014,318
2.45%, 02/21/30 (Call 11/21/29)	7,851	7,977,375
2.60%, 08/19/26 (Call 05/19/26)	6,376	6,779,163
3.20%, 11/02/27 (Call 08/02/27)(a)	3,208	3,522,512
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	9,076	8,951,106
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,936	4,838,075
1.65%, 10/01/30 (Call 07/01/30)(a)	5,498	5,208,620
2.95%, 03/01/27 (Call 12/01/26)	6,142	6,615,707
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,940	2,919,380
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	7,073	6,625,625
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)(b)	4,924	4,877,106
2.20%, 09/02/30 (Call 06/02/30)(a)(b)	5,756	5,532,843
		74,372,559
Building Materials — 0.6%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	7,945	8,344,934
2.70%, 02/15/31 (Call 11/15/30)(a)	904	919,033
2.72%, 02/15/30 (Call 11/15/29)	11,261	11,562,882
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	507	555,001
3.95%, 04/04/28 (Call 01/04/28)(b)	5,888	6,591,747
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	200	205,654
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)(a)	3,609	3,852,839
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	3,534	3,350,999
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	280	307,307
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)(a)	2,120	2,126,628
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	553	607,726
3.50%, 12/15/27 (Call 09/15/27)	2,849	3,139,468
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	4,799	4,841,191
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	1,785	1,733,015
2.00%, 10/01/30 (Call 07/01/30)(a)	355	341,563
2.00%, 02/15/31 (Call 11/15/30)	5,002	4,789,951
3.50%, 11/15/27 (Call 08/15/27)	3,794	4,163,912
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,532	2,761,660
3.88%, 06/01/30 (Call 03/01/30)	1,749	1,939,465

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
3.95%, 08/15/29 (Call 05/15/29)(a)	$2,045	$2,281,780
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(b)	2,500	2,400,624
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)(a)	4,108	4,491,744
3.90%, 04/01/27 (Call 01/01/27)(a)	1,749	1,977,253
		73,286,376
Chemicals — 2.1%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	4,260	4,343,269
2.50%, 09/27/26 (Call 06/27/26)(b)	6,184	6,579,271
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	4,319	4,440,760
2.05%, 05/15/30 (Call 02/15/30)	5,417	5,427,988
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	2,500	2,496,900
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,695	1,814,958
4.00%, 07/01/29 (Call 04/01/29)	1,716	1,834,424
CF Industries Inc., 4.50%, 12/01/26(a)(b)	3,871	4,453,759
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	3,711	4,076,413
3.70%, 06/01/28 (Call 03/01/28)(b)	2,808	3,092,204
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	3,407	3,320,706
4.80%, 11/30/28 (Call 08/30/28)	3,763	4,460,221
7.38%, 11/01/29	4,894	6,725,615
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	11,778	13,888,825
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)(a)	3,334	3,867,589
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	3,575	3,310,276
2.70%, 11/01/26 (Call 08/01/26)(a)	3,611	3,880,037
3.25%, 12/01/27 (Call 09/01/27)(a)	2,884	3,188,912
4.80%, 03/24/30 (Call 12/24/29)(a)	4,858	5,856,697
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)(a)	2,903	2,935,229
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	4,300	4,326,875
4.25%, 11/03/26(b)	5,613	6,224,817
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	2,913	3,146,501
3.45%, 10/01/29 (Call 07/01/29)	2,925	3,145,120
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (Call 12/18/30)(b)	5,000	5,007,051
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	290	291,530
4.50%, 05/01/29 (Call 02/01/29)(a)	4,271	4,821,429
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(b)	6,465	6,426,708
2.30%, 11/01/30 (Call 08/01/30)(b)	8,493	8,337,210
4.45%, 09/26/28 (Call 06/26/28)	2,178	2,486,232
LG Chem Ltd., 3.63%, 04/15/29(b)	1,000	1,092,702
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	4,155	3,846,528
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	1,874	2,498,588
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	4,707	5,140,102
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	3,659	3,600,332
	Par
Security	(000)	Value

Chemicals (continued)
3.38%, 05/01/30 (Call 02/01/30)(a)	$3,714	$3,995,048
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,125	3,837,187
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	3,244,896
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	5,130	5,103,053
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	4,453	4,653,056
4.00%, 12/15/26 (Call 09/15/26)(a)	1,919	2,160,834
4.20%, 04/01/29 (Call 01/01/29)	4,122	4,708,779
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	2,755	2,735,164
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	369	377,455
2.80%, 08/15/29 (Call 05/15/29)(a)	2,965	3,116,120
3.75%, 03/15/28 (Call 12/15/27)	2,146	2,428,365
Rohm & Haas Co., 7.85%, 07/15/29	3,429	4,665,533
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	2,189	2,408,464
4.55%, 03/01/29 (Call 12/01/28)(a)	1,885	2,137,388
SABIC Capital II BV, 4.50%, 10/10/28(b)	3,515	4,036,556
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)(a)	3,064	3,072,205
2.95%, 08/15/29 (Call 05/15/29)(a)	4,429	4,695,204
3.45%, 06/01/27 (Call 03/01/27)	8,117	8,968,218
Sociedad Quimica y Minera de Chile SA, 4.25%,
05/07/29 (Call 02/07/29)(a)(b)	2,455	2,746,531
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(b)	3,905	4,300,541
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	1,409	1,489,403
3.60%, 08/15/26 (Call 05/15/26)(a)	3,866	4,249,221
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	3,817	4,010,869
4.75%, 06/01/28 (Call 03/01/28)(b)	4,790	5,604,099
		239,129,967
Commercial Services — 1.2%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	2,000	1,900,129
4.00%, 07/30/27 (Call 06/30/27)(b)	295	310,805
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	5,911	6,275,691
4.38%, 07/03/29(b)	3,080	3,250,011
Ashtead Capital Inc.
4.00%, 05/01/28 (Call 05/01/23)(b)	1,793	1,887,168
4.25%, 11/01/29 (Call 11/01/24)(b)	3,372	3,612,255
4.38%, 08/15/27 (Call 08/15/22)(b)	564	593,277
5.25%, 08/01/26 (Call 08/01/21)(b)	3,475	3,631,028
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	4,494	4,224,251
1.70%, 05/15/28 (Call 03/15/28)	1,960	1,973,506
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	4,044	4,312,124
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,267	4,794,764
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(a)(b)	2,035	2,027,000
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	3,025	3,200,148
4.85%, 09/26/28(a)(b)	3,968	4,502,077
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	435	437,956
Equifax Inc.
3.10%, 05/15/30 (Call 02/15/30)	4,152	4,378,243
3.25%, 06/01/26 (Call 03/01/26)(a)	10	10,763

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	$3,318	$3,618,593
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,706	3,771,159
4.25%, 02/01/29 (Call 11/01/28)(b)	2,550	2,868,096
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	3,304	3,387,487
3.20%, 08/15/29 (Call 05/15/29)	8,480	8,934,330
4.45%, 06/01/28 (Call 03/01/28)(a)	2,501	2,852,796
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	4,693	5,344,379
4.75%, 08/01/28 (Call 05/01/28)	3,466	4,037,890
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	220	220,418
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	1,296	1,400,136
4.25%, 02/01/29 (Call 11/01/28)(a)	560	640,423
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	4,438	4,492,703
2.65%, 10/01/26 (Call 08/01/26)	6,868	7,346,296
2.85%, 10/01/29 (Call 07/01/29)	7,798	8,271,835
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	3,390	3,489,837
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,658	4,879,461
4.00%, 03/18/29 (Call 12/18/28)(a)	4,562	5,114,778
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,448	3,191,959
2.50%, 12/01/29 (Call 09/01/29)(a)	3,121	3,225,784
2.95%, 01/22/27 (Call 10/22/26)	854	922,784
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	480	479,789
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,068	4,993,071
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	3,379	3,668,855
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	500	498,186
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	100	105,121
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	3,064	3,437,261
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	426	412,576
		142,927,199
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	4,603	4,550,621
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	3,430	3,361,543
1.25%, 08/20/30 (Call 05/20/30)(a)	2,971	2,798,691
1.65%, 05/11/30 (Call 02/11/30)	11,272	10,974,961
1.65%, 02/08/31 (Call 11/08/30)	8,255	7,975,999
2.05%, 09/11/26 (Call 07/11/26)	9,681	10,147,632
2.20%, 09/11/29 (Call 06/11/29)	9,421	9,655,579
2.45%, 08/04/26 (Call 05/04/26)(a)	9,572	10,199,483
2.90%, 09/12/27 (Call 06/12/27)(a)	11,032	11,999,516
3.00%, 06/20/27 (Call 03/20/27)(a)	5,874	6,479,841
3.00%, 11/13/27 (Call 08/13/27)	8,391	9,183,188
3.20%, 05/11/27 (Call 02/11/27)	11,045	12,197,944
3.35%, 02/09/27 (Call 11/09/26)	11,584	12,864,958
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	8,558	9,824,963
5.30%, 10/01/29 (Call 07/01/29)(b)	8,906	10,544,419
	Par
Security	(000)	Value

Computers (continued)
6.02%, 06/15/26 (Call 03/15/26)(b)	$19,987	$23,827,600
6.10%, 07/15/27 (Call 05/15/27)(b)	2,386	2,927,881
6.20%, 07/15/30 (Call 04/15/30)(b)	3,606	4,516,875
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	2,187	2,499,432
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	2,370	2,313,012
HP Inc.
3.00%, 06/17/27 (Call 04/17/27)	5,919	6,352,527
3.40%, 06/17/30 (Call 03/17/30)(a)	4,127	4,393,404
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	8,946	9,068,093
1.95%, 05/15/30 (Call 02/15/30)(a)	7,016	6,911,760
3.30%, 01/27/27	4,404	4,851,807
3.50%, 05/15/29	12,096	13,341,582
6.22%, 08/01/27	407	515,701
6.50%, 01/15/28(a)	2,635	3,405,250
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(b)	2,398	2,293,087
4.38%, 05/15/30 (Call 02/15/30)(b)	3,970	4,457,794
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(b)	2,825	2,892,676
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)(a)	2,635	2,750,058
2.70%, 06/22/30 (Call 03/22/30)(a)	4,446	4,534,705
		234,612,582
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	5,948	5,838,454
2.38%, 12/01/29 (Call 09/01/29)(a)	4,850	5,000,960
2.60%, 04/15/30 (Call 01/15/30)	2,247	2,330,626
3.15%, 03/15/27 (Call 12/15/26)	759	836,376
Procter & Gamble Co. (The)
1.20%, 10/29/30	4,310	4,043,245
1.95%, 04/23/31	5,528	5,531,216
2.45%, 11/03/26(a)	4,739	5,088,466
2.80%,03/25/27	3,300	3,591,668
2.85%, 08/11/27	4,244	4,662,689
3.00%, 03/25/30	8,591	9,359,482
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	2,395	2,275,851
2.00%, 07/28/26(a)	3,854	4,022,256
2.13%, 09/06/29 (Call 06/06/29)(a)	5,086	5,153,985
2.90%, 05/05/27 (Call 02/05/27)(a)	4,550	4,941,428
3.50%, 03/22/28 (Call 12/22/27)	7,116	7,925,505
		70,602,207
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	4,125	4,387,358
4.50%, 10/24/28 (Call 07/24/28)(b)	1,735	2,011,860
		6,399,218
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	6,641	7,056,514
3.88%, 01/23/28 (Call 10/23/27)(a)	2,761	2,918,273
4.63%, 10/15/27 (Call 08/15/27)(a)	2,692	2,976,993
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	2,184	2,320,904
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)(a)	3,887	3,871,058

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.13%, 12/01/30 (Call 09/01/30)(a)	$665	$664,632
3.25%, 10/01/29 (Call 07/01/29)	2,566	2,611,793
3.63%, 04/01/27 (Call 01/01/27)	2,469	2,637,934
3.63%, 12/01/27 (Call 09/01/27)(a)	2,725	2,891,589
3.75%, 06/01/26 (Call 04/01/26)	3,234	3,499,731
4.63%, 10/01/28 (Call 07/01/28)	2,571	2,865,625
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	235	231,085
4.25%, 06/15/26 (Call 04/15/26)	2,350	2,540,959
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	9,550	10,601,846
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	3,349	3,610,171
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	218	213,168
Antares Holdings LP, 3.95%, 07/15/26 (Call 06/15/26)(b)	2,252	2,333,329
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	1,295	1,336,091
Aviation Capital Group LLC, 3.50%, 11/01/27 (Call 07/01/27)(a)(b)	3,335	3,489,332
Avolon Holdings Funding Ltd.
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	3,100	3,018,777
3.25%, 02/15/27 (Call 12/15/26)(a)(b)	786	806,426
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	150	140,563
2.50%, 01/10/30 (Call 10/10/29)(b)	4,821	4,942,406
3.15%, 10/02/27 (Call 07/02/27)(b)	100	109,089
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,620	4,494,001
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	5,032	5,045,529
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	1,150	1,226,803
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	4,940	4,971,972
3.90%, 01/25/28 (Call 10/25/27)	3,790	4,176,571
4.25%, 06/02/26 (Call 03/02/26)	1,286	1,449,670
4.35%, 04/15/30 (Call 01/15/30)	4,561	5,196,537
4.85%, 03/29/29 (Call 12/29/28)	3,299	3,834,093
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	4,822	5,361,530
3.75%, 07/28/26 (Call 06/28/26)	7,127	7,888,872
3.75%, 03/09/27 (Call 02/09/27)(a)	6,354	7,117,739
3.80%, 01/31/28 (Call 12/31/27)	6,514	7,300,315
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	3,917	3,709,711
3.65%, 01/12/27 (Call 10/12/26)	3,814	4,272,786
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,815	4,569,779
2.00%, 03/20/28 (Call 01/20/28)(a)	3,274	3,333,240
2.30%, 05/13/31 (Call 02/13/31)	5,150	5,158,355
3.20%, 03/02/27 (Call 12/02/26)	4,807	5,258,312
3.20%, 01/25/28 (Call 10/25/27)(a)	4,900	5,342,351
3.25%, 05/22/29 (Call 02/22/29)	1,152	1,256,582
4.00%, 02/01/29 (Call 11/01/28)	3,392	3,879,479
4.63%, 03/22/30 (Call 12/22/29)	56	67,013
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	5,336	5,414,781
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,589	2,784,083
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	3,509	3,971,978
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	5,612	6,299,739
Security	Par (000)	Value

Diversified Financial Services (continued)
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	$2,577	$2,818,514
FMR LLC, 7.57%, 06/15/29(b)	315	438,843
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)(a)	4,501	4,255,474
GE Capital Funding LLC
4.05%, 05/15/27 (Call 03/15/27)	5,967	6,748,629
4.40%, 05/15/30 (Call 02/15/30)	12,985	14,929,276
Intercorp Peru Ltd., 3.88%, 08/15/29
(Call 05/15/29)(a)(b)	1,000	973,000
Jefferies Group LLC, 6.45%, 06/08/27	1,452	1,815,638
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	4,309	4,767,599
4.85%, 01/15/27	4,455	5,188,609
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	2,174	2,370,182
4.38%, 03/11/29 (Call 12/11/28)	2,378	2,674,709
4.50%, 09/19/28 (Call 06/19/28)(a)	1,867	2,158,656
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	6,325	6,346,249
2.50%, 04/06/31 (Call 01/06/31)(b)	5,055	5,069,760
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	2,315	2,297,423
2.95%, 11/21/26 (Call 08/21/26)	4,004	4,366,220
2.95%, 06/01/29 (Call 03/01/29)	5,954	6,427,867
3.30%, 03/26/27 (Call 01/26/27)	5,196	5,763,441
3.35%, 03/26/30 (Call 12/26/29)	7,453	8,282,095
3.50%, 02/26/28 (Call 11/26/27)	2,438	2,720,084
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,460	4,159,363
3.85%, 06/30/26 (Call 03/30/26)(a)	3,312	3,700,017
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	850	950,721
Nomura Holdings Inc.
2.68%, 07/16/30(a)	4,984	4,958,414
3.10%, 01/16/30	8,259	8,517,285
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,590	5,230,539
ORIX Corp.
2.25%, 03/09/31(a)	1,325	1,305,057
3.70%, 07/18/27(a)	267	298,155
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	1,363	1,543,596
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	2,446	2,494,500
6.15%, 12/06/28(a)(b)	1,597	1,880,278
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	2,657	3,153,278
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	805	880,945
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	2,800	3,068,591
3.95%, 12/01/27 (Call 09/01/27)	5,248	5,798,099
5.15%, 03/19/29 (Call 12/19/28)(a)	2,397	2,782,925
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	596	595,288
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,956	1,899,943
1.10%, 02/15/31 (Call 11/15/30)(a)	4,615	4,287,243
1.90%, 04/15/27 (Call 02/15/27)	6,628	6,867,339
2.05%, 04/15/30 (Call 01/15/30)(a)	8,308	8,425,755
2.75%, 09/15/27 (Call 06/15/27)	3,277	3,545,064

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	$6,420	$6,300,861
		354,125,633
Electric — 6.7%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)(b)	860	864,730
4.38%, 06/22/26(a)(b)	4,402	5,044,393
4.88%, 04/23/30(b)	5,131	6,146,066
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,514	4,576,330
Adani Transmission Ltd., 4.00%, 08/03/26(a)(b)	935	1,000,029
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)(a)	2,305	2,573,744
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,118	1,086,181
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	1,697	1,847,337
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(b)	2,460	2,385,188
3.95%, 07/15/30 (Call 04/15/30)(b)	6,346	6,851,776
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	5,915	6,079,260
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	3,376	3,164,148
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	2,383	2,699,511
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	3,483	3,441,891
3.50%, 01/15/31 (Call 10/15/30)	1,640	1,778,285
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	3,879	3,670,034
3.80%, 05/15/28 (Call 02/15/28)	2,270	2,541,960
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	2,508	2,481,896
3.20%, 11/13/27 (Call 08/13/27)	2,616	2,839,801
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,058	3,487,223
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	425	433,147
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,650	1,796,232
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	543	574,495
2.60%, 08/15/29 (Call 05/15/29)	2,514	2,605,889
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	400	399,683
4.00%, 10/15/28 (Call 07/15/28)	2,507	2,846,953
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)	940	1,048,831
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,045	4,482,046
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	2,506	2,650,172
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,810	2,662,228
3.25%, 04/15/28 (Call 01/15/28)(a)	3,001	3,272,060
3.70%, 07/15/30 (Call 04/15/30)	1,040	1,163,960
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)(a)	2,358	2,372,022
3.05%, 10/15/29 (Call 07/15/29)(a)	2,350	2,467,184
3.15%, 01/15/27 (Call 07/15/26)	1,512	1,617,313
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,160	2,333,843
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	205	207,434
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,385	1,462,114
Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	$810	$813,380
2.95%, 03/01/30 (Call 12/01/29)	1,903	1,983,345
4.25%, 11/01/28 (Call 08/01/28)(a)	2,613	2,961,083
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)(a)	1,040	1,063,708
3.74%, 05/01/26 (Call 02/01/26)	2,089	2,293,479
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	1,360	1,426,572
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	180	202,251
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(a)	2,044	2,164,545
3.45%, 08/15/27 (Call 05/15/27)(a)	1,852	2,049,804
3.75%, 12/01/50 (Call 12/01/30)(c)	2,550	2,569,533
4.75%, 06/01/50 (Call 03/01/30)(c)	2,698	2,974,545
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,500	2,550,000
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	2,506	2,738,557
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	5,000	4,925,050
4.75%, 02/23/27(a)(b)	4,950	5,494,500
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)(a)	3,008	3,042,378
2.55%, 06/15/26 (Call 03/15/26)(a)	2,165	2,302,077
3.70%, 08/15/28 (Call 05/15/28)(a)	840	950,717
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	2,175	2,358,551
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,702	2,964,909
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	1,790	2,000,037
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	3,432	3,722,381
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	1,975	2,124,634
Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,776	1,928,649
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,362	1,543,347
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)(a)	1,458	1,639,026
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	2,516	2,872,722
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,253	2,496,350
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	8,918	9,603,588
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,555	2,725,688
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,459	3,508,160
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,226	4,270,880
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	280	290,283
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	2,209	2,358,132
2.95%, 03/01/30 (Call 12/01/29)(a)	1,522	1,581,974
3.80%, 03/15/27 (Call 12/15/26)(a)	1,582	1,762,545
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,560	2,752,156
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,328	2,386,616
2.45%, 02/01/30 (Call 11/01/29)	3,075	3,149,825
2.55%, 04/15/31 (Call 01/15/31)(a)	2,365	2,428,655
2.95%, 12/01/26 (Call 09/01/26)(a)	3,524	3,829,807
3.95%, 11/15/28 (Call 08/15/28)	2,623	2,983,988
Series A, 6.00%, 12/01/28(a)	431	545,711
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	5,050	5,038,492
2.65%, 09/01/26 (Call 06/01/26)	7,569	8,012,159

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 08/15/27 (Call 05/15/27)	$4,099	$4,448,698
3.40%, 06/15/29 (Call 03/15/29)(a)	3,482	3,755,699
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,029	1,964,800
2.50%, 12/01/29 (Call 09/01/29)(a)	2,008	2,083,364
3.20%, 01/15/27 (Call 10/15/26)(a)	1,999	2,188,023
3.80%, 07/15/28 (Call 04/15/28)	3,075	3,434,175
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	3,636	3,605,660
3.65%, 02/01/29 (Call 11/01/28)(a)	2,331	2,564,214
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)(a)	3,017	3,314,715
3.70%, 09/01/28 (Call 06/01/28)	2,430	2,715,068
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	1,787	1,732,265
3.62%, 08/01/27 (Call 05/01/27)(b)	1,415	1,543,679
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,888	3,058,399
5.75%, 06/15/27 (Call 04/15/27)(a)	3,048	3,499,681
EDP Finance BV, 1.71%, 01/24/28(a)(b)	5,016	4,924,285
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(a)(b)	9,980	11,523,382
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)(b)	3,000	2,982,078
3.55%, 06/15/26 (Call 03/15/26)	4,378	4,784,152
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(b)	5,595	5,497,647
4.38%, 02/15/31(b)	2,685	2,631,837
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,736	1,881,841
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	5,006	5,746,938
Enel Finance International NV
3.50%, 04/06/28(a)(b)	5,936	6,421,611
3.63%, 05/25/27(a)(b)	9,603	10,557,893
4.88%, 06/14/29(a)(b)	6,533	7,669,633
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,381	2,434,573
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	355	400,078
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)	860	850,443
2.40%, 06/15/31 (Call 03/05/31)	1,000	983,508
2.80%, 06/15/30 (Call 03/15/30)	3,077	3,144,952
2.95%, 09/01/26 (Call 06/01/26)	4,521	4,833,434
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	2,228	2,105,936
2.40%, 10/01/26 (Call 07/01/26)	2,832	2,969,681
3.12%, 09/01/27 (Call 06/01/27)(a)	3,593	3,932,255
3.25%, 04/01/28 (Call 01/01/28)(a)	1,892	2,055,032
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	1,693	1,784,035
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	173	162,336
4.00%, 03/30/29 (Call 12/30/28)(a)	1,928	2,155,078
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,241	4,379,943
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,756	1,862,080
3.10%, 04/01/27 (Call 01/01/27)	1,025	1,111,904
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,807	2,811,822
Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	$1,800	$1,823,308
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,959	2,116,143
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	995	1,144,596
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	3,767	3,538,985
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	7,029	7,875,650
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,788	6,239,351
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)(a)	1,956	2,119,969
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,905	4,058,761
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)(a)	1,249	1,376,973
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	2,163	2,411,805
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,713	1,711,800
3.60%, 04/01/29 (Call 01/01/29)	1,235	1,360,572
4.10%, 09/26/28 (Call 06/26/28)	2,632	2,987,156
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	1,020	1,133,664
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	6,116,175
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	3,825	3,978,270
3.25%, 06/30/26 (Call 03/30/26)(a)	2,316	2,510,119
3.35%, 11/15/27 (Call 08/15/27)(a)	2,467	2,688,026
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(b)	3,430	3,515,750
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	3,683	3,519,870
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	1,120	1,057,821
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	1,500	1,659,722
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	2,453	2,699,117
3.65%, 04/15/29 (Call 01/15/29)(a)	6,354	7,132,003
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,070	3,408,285
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	5,275	5,488,637
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	1,773	1,977,009
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(a)(b)	633	698,439
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	4,331	4,670,711
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	365	403,692
National Grid USA, 8.00%, 11/15/30	15	20,622
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)(a)	610	557,219
2.40%, 03/15/30 (Call 12/15/29)(a)	4,952	5,053,461
3.05%, 04/25/27 (Call 01/25/27)(a)	500	545,915
3.40%, 02/07/28 (Call 11/07/27)	3,500	3,815,174
3.70%, 03/15/29 (Call 12/15/28)(a)	1,518	1,686,247
3.90%, 11/01/28 (Call 08/01/28)	2,232	2,515,654
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,666	2,968,349
Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	3,175	3,212,135
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)(a)	10,538	10,495,668
2.75%, 11/01/29 (Call 08/01/29)(a)	5,878	6,112,399

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 04/01/29 (Call 01/01/29)	$2,720	$2,971,491
3.55%, 05/01/27 (Call 02/01/27)	3,753	4,147,142
4.80%, 12/01/77 (Call 12/01/27)(c)	575	641,604
5.65%, 05/01/79 (Call 05/01/29)(c)	2,061	2,366,193
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	5,000	4,877,773
4.28%, 12/15/28 (Call 09/15/28)(b)	3,530	4,011,375
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	2,530	2,565,369
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	5,450	5,480,014
4.45%, 06/15/29 (Call 03/15/29)(b)	3,407	3,719,125
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(a)	143	151,638
3.20%, 05/15/27 (Call 02/15/27)(a)	3,548	3,891,094
3.25%, 05/15/29 (Call 02/15/29)(a)	3,257	3,531,350
3.95%, 04/01/30 (Call 01/01/30)	1,115	1,267,029
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	2,325	2,394,379
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	3,470	3,269,609
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	1,471	1,580,507
3.30%, 03/15/30 (Call 09/15/29)(a)	1,334	1,440,339
3.80%, 08/15/28 (Call 02/15/28)(a)	2,473	2,741,041
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	1,540	1,620,580
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	8,291	7,995,260
2.50%, 02/01/31 (Call 11/01/30)(a)	965	891,876
3.30%, 03/15/27 (Call 12/15/26)	1,841	1,892,202
3.30%, 12/01/27 (Call 09/01/27)	4,080	4,204,168
3.75%, 07/01/28(a)	5,477	5,702,743
4.55%, 07/01/30 (Call 01/01/30)(a)	13,299	13,989,642
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	7,000	6,820,221
4.65%, 08/01/28 (Call 05/01/28)	540	591,298
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	579	599,564
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)(a)	1,833	2,013,496
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	1,916	1,990,257
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,705	1,796,467
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	3,842	4,039,863
4.13%, 05/15/27(a)(b)	2,841	3,081,065
5.45%, 05/21/28(a)(b)	6,987	8,104,920
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	7,475	7,418,937
3.38%, 02/05/30(a)(b)	875	888,125
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	6,166	6,963,548
Progress Energy Inc., 7.75%, 03/01/31	250	352,190
PSEG Power LLC, 8.63%, 04/15/31	190	287,981
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,862	2,089,972
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	2,224	2,185,826
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,831	1,928,524
2.45%, 01/15/30 (Call 10/15/29)(a)	613	631,556
3.00%, 05/15/27 (Call 02/15/27)	2,509	2,720,231
Security	Par (000)	Value

Electric (continued)
3.20%, 05/15/29 (Call 02/15/29)	$1,583	$1,724,554
3.65%, 09/01/28 (Call 06/01/28)(a)	2,009	2,253,411
3.70%, 05/01/28 (Call 02/01/28)	1,027	1,153,157
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)(a)	4,562	4,273,737
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(a)	3,401	3,751,388
Puget Sound Energy Inc., 7.02%, 12/01/27	116	151,733
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	93	100,900
San Diego Gas & Electric Co.
6.00%, 06/01/26(a)	110	135,053
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,687	3,517,677
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,758	4,079,090
3.40%, 02/01/28 (Call 11/01/27)	4,900	5,325,360
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	3,256	3,188,674
2.85%, 08/01/29 (Call 05/01/29)	1,900	1,956,312
6.65%, 04/01/29	1,517	1,868,303
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	2,704	3,020,459
Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	2,229	2,421,006
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	8,448	9,184,552
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	865	850,654
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	5,252	5,745,967
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,496	2,664,768
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,986	3,368,611
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	3,825	4,163,197
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	650	707,714
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	12,403	13,657,086
4.25%, 05/02/28(b)	3,965	4,505,784
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	2,510	2,535,349
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	4,395	4,682,249
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,000	1,087,500
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	1,794	1,685,336
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)(a)	2,781	3,000,175
2.95%, 03/15/30 (Call 12/15/29)(a)	287	304,378
3.50%, 03/15/29 (Call 12/15/28)	1,963	2,155,846
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	1,663	1,764,872
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,393	1,546,287
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	3,873	4,342,922
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	2,801	3,031,679
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	4,174	4,388,294
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	4,921	5,220,057
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	2,232	2,179,624
1.80%, 10/15/30 (Call 07/15/30)	1,214	1,150,237
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,679	1,798,818
3.05%, 10/15/27 (Call 07/15/27)(a)	1,596	1,730,936
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	3,029	3,125,397

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.35%, 12/01/26 (Call 06/01/26)	$2,490	$2,718,557
3.40%, 06/01/30 (Call 12/01/29)	3,621	3,931,186
4.00%, 06/15/28 (Call 12/15/27)(a)	2,959	3,340,370
		774,589,027
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	324	314,798
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	3,391	3,338,745
1.80%, 10/15/27 (Call 08/15/27)	4,172	4,258,323
1.95%, 10/15/30 (Call 07/15/30)(a)	1,652	1,636,442
		9,548,308
Electronics — 0.8%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)(a)	1,694	1,651,205
2.30%, 03/12/31 (Call 12/12/30)	5,140	5,054,302
2.75%, 09/15/29 (Call 06/15/29)	3,426	3,542,843
3.05%, 09/22/26 (Call 06/22/26)	1,413	1,526,738
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	1,844	1,971,193
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	1,152	1,252,466
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	3,517	3,638,997
4.35%, 06/01/29 (Call 03/01/29)(a)	2,083	2,408,539
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	2,857	3,160,285
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	2,160	2,118,633
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,933	4,476,938
4.88%, 05/12/30 (Call 02/12/30)(a)	2,615	3,005,269
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	512	508,792
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	5,420	5,899,478
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)(a)	6,405	6,408,389
2.50%, 11/01/26 (Call 08/01/26)(a)	7,552	8,069,993
2.70%, 08/15/29 (Call 05/15/29)	664	701,299
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	2,457	2,432,886
3.15%, 08/15/27 (Call 05/15/27)(a)	555	595,849
3.50%, 02/15/28 (Call 11/15/27)	2,913	3,160,740
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	1,056	1,071,106
3.60%, 01/15/30 (Call 10/15/29)(a)	2,450	2,631,888
3.95%, 01/12/28 (Call 10/12/27)(a)	2,973	3,294,428
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,538	2,647,815
4.60%, 04/06/27 (Call 01/06/27)(a)	4,726	5,468,666
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	4,077	4,704,348
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(a)	1,834	1,980,071
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(b)	1,980	1,963,368
2.95%, 04/01/31 (Call 01/01/31)(b)	2,840	2,808,991
		88,155,515
Engineering & Construction — 0.1%
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	3,127	3,238,478
4.25%, 10/31/26 (Call 07/31/26)(b)	2,859	3,037,716
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	5,503	6,160,708
		12,436,902
Security	Par (000)	Value

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	$4,970	$5,089,080
4.63%, 04/06/31 (Call 01/06/31)(b)	425	430,600
		5,519,680
Environmental Control — 0.4%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	2,910	2,675,648
2.30%, 03/01/30 (Call 12/01/29)	4,149	4,152,380
2.90%, 07/01/26 (Call 04/01/26)(a)	2,814	3,028,748
3.38%, 11/15/27 (Call 08/15/27)(a)	5,297	5,824,600
3.95%, 05/15/28 (Call 02/15/28)	2,479	2,785,800
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	5,590	5,703,781
3.50%, 05/01/29 (Call 02/01/29)	3,015	3,282,873
4.25%, 12/01/28 (Call 09/01/28)(a)	2,095	2,395,531
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)(a)	4,939	4,754,848
1.50%, 03/15/31 (Call 12/15/30)	4,055	3,757,208
2.00%, 06/01/29 (Call 04/01/29)	2,500	2,505,679
3.15%, 11/15/27 (Call 08/15/27)	2,676	2,916,467
		43,783,563
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	2,555	3,431,724
Bestfoods
Series E, 7.25%, 12/15/26	100	132,205
Series F, 6.63%, 04/15/28(a)	500	644,397
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	3,122	3,105,588
4.15%, 03/15/28 (Call 12/15/27)(a)	5,151	5,821,450
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,487	4,927,848
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	200	200,790
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	175	175,319
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	7,310	7,113,659
4.85%, 11/01/28 (Call 08/01/28)(a)	8,109	9,559,644
7.00%, 10/01/28(a)	551	724,606
8.25%, 09/15/30(a)	971	1,430,288
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	8,695	9,354,638
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	4,700	4,645,857
3.50%, 10/01/26 (Call 07/01/26)(a)	311	338,785
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	4,568	4,778,978
3.20%, 02/10/27 (Call 11/10/26)	4,044	4,424,521
4.20%, 04/17/28 (Call 01/17/28)	7,079	8,104,043
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	1,874	1,827,847
2.30%, 08/15/26 (Call 05/15/26)	3,148	3,346,732
2.45%, 11/15/29 (Call 08/15/29)(a)	1,577	1,632,329
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,000	2,991,554
1.80%, 06/11/30 (Call 03/11/30)(a)	5,455	5,319,782
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	3,899	4,035,053
3.20%, 10/01/26 (Call 07/01/26)(a)	1,118	1,212,932

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)(a)	$2,410	$2,417,046
3.38%, 12/15/27 (Call 09/15/27)(a)	3,240	3,575,763
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	2,322	2,287,112
3.40%, 11/15/27 (Call 08/15/27)(a)	3,141	3,438,170
4.30%, 05/15/28 (Call 02/15/28)(a)	2,782	3,192,083
Series B, 7.45%, 04/01/31	478	684,539
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	4,574	4,309,459
2.20%, 05/01/30 (Call 02/01/30)	3,997	3,966,019
2.65%, 10/15/26 (Call 07/15/26)	3,128	3,325,629
3.70%, 08/01/27 (Call 05/01/27)(a)	3,378	3,771,062
4.50%, 01/15/29 (Call 10/15/28)(a)	3,443	4,024,458
8.00%, 09/15/29	1,328	1,828,555
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	2,481	2,431,784
3.20%, 04/01/30 (Call 01/01/30)(b)	3,913	4,240,399
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)(a)	4,294	4,088,044
2.50%, 04/15/30 (Call 01/15/30)	2,119	2,145,909
3.40%, 08/15/27 (Call 05/15/27)(a)	3,888	4,283,071
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)(a)	654	608,506
2.75%, 04/13/30 (Call 01/13/30)	7,574	7,846,021
4.13%, 05/07/28 (Call 02/07/28)(a)	2,403	2,749,771
Nestle Holdings Inc.
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	5,140	5,002,363
1.25%, 09/15/30 (Call 06/15/30)(b)	5,335	5,011,212
3.63%, 09/24/28 (Call 06/24/28)(b)	5,776	6,485,075
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	3,795	4,130,857
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	2,500	2,825,000
Smithfield Foods Inc.
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	382	381,098
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	3,179	3,494,741
5.20%, 04/01/29 (Call 01/01/29)(b)	2,243	2,587,009
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	3,074	3,093,597
3.25%, 07/15/27 (Call 04/15/27)(a)	4,811	5,231,881
3.30%, 07/15/26 (Call 04/15/26)	4,167	4,550,894
5.95%, 04/01/30 (Call 01/01/30)(a)	5,926	7,548,527
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	4,504	4,986,026
4.35%, 03/01/29 (Call 12/01/28)(a)	4,646	5,368,148
		215,190,397
Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,093	2,255,208
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,412	1,529,196
4.25%, 04/30/29 (Call 01/30/29)(b)	2,797	3,048,758
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	2,743	3,144,191
Georgia-Pacific LLC
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	4,745	4,916,191
2.30%, 04/30/30 (Call 01/30/30)(b)	8,524	8,599,008
7.25%, 06/01/28	1,555	2,049,308
7.75%, 11/15/29(a)	81	115,712
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	113	123,306
Security	Par (000)	Value

Forest Products & Paper (continued)
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	$2,085	$2,071,343
3.85%, 01/13/30 (Call 10/13/29)(b)	2,000	2,130,000
4.38%, 04/04/27(a)(b)	2,093	2,315,402
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	4,895	5,081,010
5.00%, 01/15/30 (Call 10/15/29)	5,145	5,770,117
6.00%, 01/15/29 (Call 10/15/28)	9,325	11,026,346
		54,175,096
Gas — 0.7%
APT Pipelines Ltd., 4.25%, 07/15/27 (Call 04/15/27)(b)	2,380	2,661,589
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,303	1,213,673
2.63%, 09/15/29 (Call 06/15/29)(a)	1,296	1,336,895
3.00%, 06/15/27 (Call 03/15/27)	1,213	1,314,281
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	3,373	3,522,483
3.15%, 08/01/27 (Call 05/01/27)(b)	3,144	3,381,752
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(b)	2,751	3,032,134
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	561	525,333
4.00%, 04/01/28 (Call 01/01/28)	1,375	1,537,171
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,491	2,419,689
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)	3,343	3,504,443
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,759	3,670,900
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	1,750	1,907,063
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	673	711,358
Korea Gas Corp., 2.88%, 07/16/29(b)	3,250	3,437,308
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	3,360	3,338,207
3.95%, 09/15/27 (Call 06/15/27)	1,677	1,811,824
4.75%, 09/01/28 (Call 06/01/28)	1,578	1,764,572
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	2,999	2,796,595
2.95%, 09/01/29 (Call 06/01/29)	3,910	4,093,751
3.49%, 05/15/27 (Call 02/15/27)	4,303	4,742,818
3.60%, 05/01/30 (Call 02/01/30)	3,669	4,011,411
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	1,060	1,027,620
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,250	1,253,012
3.50%, 06/01/29 (Call 03/01/29)	3,393	3,712,559
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	2,255	2,212,719
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,820	1,928,405
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,988	3,055,706
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	960	1,041,985
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	1,941	1,812,093
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	1,014	998,145
3.70%, 04/01/28 (Call 01/01/28)	1,150	1,258,500
		75,035,994

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	$2,554	$2,541,265
4.63%, 06/15/28 (Call 03/15/28)	1,719	1,924,724
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	355	386,117
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,885	3,971,170
4.25%, 11/15/28 (Call 08/15/28)(a)	2,646	3,075,922
		11,899,198
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	3,900	3,797,861
1.40%, 06/30/30 (Call 03/30/30)(a)	4,058	3,854,218
3.75%, 11/30/26 (Call 08/30/26)	7,835	8,868,189
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	3,919	3,963,980
2.75%, 09/23/26 (Call 07/23/26)(a)(b)	3,485	3,695,721
3.00%, 09/23/29 (Call 06/23/29)(b)	4,892	5,093,662
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	230	219,537
2.60%, 08/15/26 (Call 05/15/26)	3,510	3,754,525
3.95%, 04/01/30 (Call 01/01/30)(a)	2,452	2,780,829
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	6,803	6,924,514
4.00%, 03/01/28 (Call 12/01/27)	64	72,626
4.00%, 03/01/29 (Call 12/01/28)	4,944	5,554,322
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	3,973	4,196,995
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,937	5,108,909
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	3,385	3,857,413
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,177	2,414,601
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)	2,995	3,005,343
3.30%, 09/15/29 (Call 06/15/29)	4,751	5,073,414
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,267	5,054,202
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	4,577	4,593,641
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	5,795	5,629,135
3.65%, 03/07/28 (Call 12/07/27)(a)	2,848	3,166,602
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)(a)	4,955	5,130,989
2.95%, 09/19/26 (Call 06/19/26)(a)	6,015	6,504,143
3.20%, 08/15/27 (Call 05/15/27)	3,653	3,990,097
4.50%, 03/25/30 (Call 12/25/29)(a)	5,367	6,317,752
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)(a)	4,979	5,398,174
		118,021,394
Health Care - Services — 1.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	50	52,342
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)(a)	648	725,061
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	64,934
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)(a)	6,474	6,439,584
	Par
Security	(000)	Value

Health Care - Services (continued)
2.55%, 03/15/31 (Call 12/15/30)	$6,764	$6,882,350
2.88%, 09/15/29 (Call 06/15/29)	5,040	5,290,678
3.65%, 12/01/27 (Call 09/01/27)(a)	7,090	7,901,526
4.10%, 03/01/28 (Call 12/01/27)	4,426	5,015,684
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,930	2,000,597
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	116	112,375
2.34%, 01/01/30 (Call 10/01/29)(a)	765	771,061
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,250	1,203,291
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)(a)	1,880	2,037,464
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	1,335	1,527,198
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	50	51,055
3.35%, 10/01/29 (Call 04/01/29)	3,683	3,945,967
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	965	969,936
2.38%, 02/16/31 (Call 11/16/30)(b)	5,090	4,896,199
3.00%, 12/01/31 (Call 09/01/31)(b)	500	501,101
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,530	2,705,460
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	10,417	11,662,398
4.50%, 02/15/27 (Call 08/15/26)(a)	7,093	8,049,808
5.25%, 06/15/26 (Call 12/15/25)(a)	5,514	6,410,451
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/30 (Call 03/01/30)(b)	4,783	4,748,441
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,330	2,323,296
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	3,112	3,289,597
3.95%, 03/15/27 (Call 12/15/26)(a)	3,444	3,876,001
4.88%, 04/01/30 (Call 01/01/30)	5,108	6,086,507
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)(a)	2,835	3,110,062
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	1,460	1,462,838
2.95%, 12/01/29 (Call 09/01/29)	3,884	4,054,589
3.60%, 09/01/27 (Call 06/01/27)	2,317	2,560,184
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	150	156,899
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,033	3,129,706
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)(a)	4,436	4,616,687
3.45%, 06/01/26 (Call 03/01/26)(a)	3,192	3,521,582
4.20%, 06/30/29 (Call 03/30/29)	3,291	3,755,339
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	4,783	5,061,239
3.63%, 09/17/28 (Call 06/17/28)(b)	3,860	4,364,203
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,082	1,215,126
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	225	253,511
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	80	87,353
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	81	89,482
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	2,591	2,569,847

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Toledo Hospital (The), Series B, 5.33%, 11/15/28	$1,492	$1,726,531
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	7,398	7,367,462
2.30%, 05/15/31 (Call 02/15/31)	55	55,251
2.88%, 08/15/29	5,525	5,905,403
2.95%, 10/15/27(a)	4,550	4,962,097
3.38%, 04/15/27	3,501	3,882,718
3.45%, 01/15/27(a)	4,310	4,796,510
3.85%, 06/15/28(a)	3,081	3,505,506
3.88%, 12/15/28	4,522	3,505,506
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)(b)	3,666	5,184,818
		180,558,633
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)(a)	1,127	1,120,916
Blackstone Secured Lending Fund, 2.75%, 09/16/26 (Call 08/19/26)(b)	790	798,448
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	50	53,201
CK Hutchison International 17 II Ltd., 3.25%,09/29/27(b)	40	43,707
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,239	2,467,687
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	6,512	6,697,125
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,493	2,711,431
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	230	230,478
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	1,035	989,251
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)(a)	883	905,138
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)	125	125,633
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	970	969,212
3.40%, 07/15/26 (Call 06/15/26)(a)	4,157	4,344,738
Owl Rock Technology Finance Corp., 3.75%, 06/17/26 (Call 05/17/26)(b)	1,570	1,654,209
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	1,070	1,073,260
		24,184,434
Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	2,196	2,157,666
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	4,655	5,383,251
5.00%, 06/15/27 (Call 12/15/26)(a)	1,705	1,975,924
5.25%, 06/01/26 (Call 12/01/25)	1,111	1,283,205
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,125	1,091,976
3.85%, 01/15/30 (Call 07/15/29)(a)	1,055	1,130,960
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	3,014	3,144,755
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	1,695	1,976,794
		18,144,531
Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	1,813	2,116,043
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,665	2,888,661
4.40%, 03/15/29 (Call 12/15/28)(a)	2,503	2,826,295
Security	Par (000)	Value

Home Furnishings (continued)
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	$2,260	$2,379,617
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	2,315	2,305,550
4.75%, 02/26/29 (Call 11/26/28)(a)	3,820	4,488,173
		17,004,339
Household Products & Wares — 0.4%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	2,644	2,690,335
4.88%, 12/06/28 (Call 09/06/28)(a)	2,207	2,598,166
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	2,223	2,429,973
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	3,075	2,981,607
3.10%, 10/01/27 (Call 07/01/27)(a)	2,600	2,831,119
3.90%, 05/15/28 (Call 02/15/28)	2,490	2,810,640
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	3,040	2,974,560
3.10%, 03/26/30 (Call 12/26/29)	7,992	8,717,474
3.20%, 04/25/29 (Call 01/25/29)(a)	1,134	1,246,436
3.95%, 11/01/28 (Call 08/01/28)	939	1,074,334
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	11,822	12,848,628
		43,203,272
Insurance — 4.1%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	3,720	4,208,646
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(a)	2,019	2,177,443
3.60%, 04/01/30 (Call 01/01/30)(a)	4,488	4,983,757
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	379	407,570
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	3,837	4,197,292
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	3,257	3,591,921
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	1,669	1,821,583
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)	1,738	1,631,940
3.28%, 12/15/26 (Call 09/15/26)(a)	3,825	4,225,417
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,628	2,989,543
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,976	2,151,510
5.25%, 04/02/30 (Call 01/02/30)(a)	948	1,151,550
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	6,392	6,903,100
4.20%, 04/01/28 (Call 01/01/28)	5,008	5,702,238
4.25%, 03/15/29 (Call 12/15/28)	4,144	4,726,499
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(c)	2,151	2,436,545
Americo Life Inc., 3.45%, 04/15/31(b)	2,830	2,853,088
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	1,015	1,019,728
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	6,139	6,349,708
3.75%, 05/02/29 (Call 02/02/29)(a)	4,489	5,002,189
4.50%, 12/15/28 (Call 09/15/28)	2,346	2,724,444
8.21%, 01/01/27	320	420,390
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	2,924	3,306,566
Arthur J Gallagher & Co., 2.50%, 05/20/31 (Call 02/20/31)	355	354,074

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)(a)	$912	$969,490
4.90%, 03/27/28 (Call 12/27/27)	1,978	2,279,515
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	300	303,950
Athene Global Funding
2.45%, 08/20/27(a)(b)	1,860	1,908,718
2.50%, 03/24/28(b)	2,595	2,642,457
2.55%, 11/19/30(b)	4,064	4,042,567
2.95%, 11/12/26(a)(b)	3,852	4,108,505
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)(a)	2,854	3,004,511
4.13%, 01/12/28 (Call 10/12/27)	5,336	5,910,633
6.15%, 04/03/30 (Call 01/03/30)(a)	2,786	3,467,943
AXA SA, 8.60%, 12/15/30	5,379	8,147,966
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	3,423	3,715,014
4.90%, 01/15/40 (Call 01/15/30)(c)	920	971,750
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,165	2,406,719
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	3,276	3,181,794
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	3,315	3,181,215
1.85%, 03/12/30 (Call 12/12/29)(a)	3,281	3,269,793
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	7,609	8,323,725
5.63%, 05/15/30 (Call 02/15/30)	2,443	2,959,382
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	445	436,661
4.50%, 03/15/29 (Call 12/15/28)	2,177	2,471,731
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	3,404	3,296,304
3.45%, 08/15/27 (Call 05/10/27)	3,815	4,188,903
3.90%, 05/01/29 (Call 02/01/29)	1,805	2,004,447
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	2,734	3,202,790
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(c)(d)	9,235	9,939,169
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	3,297	3,260,683
1.78%, 03/17/31 (Call 12/17/30)(b)	475	447,884
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	2,500	2,847,131
Equitable Financial Life Global Funding
1.40%, 08/27/27(a)(b)	4,393	4,318,152
1.75%, 11/15/30(b)	1,022	961,594
1.80%, 03/08/28(b)	1,155	1,141,231
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	8,473	9,616,569
7.00%, 04/01/28(a)	55	70,281
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)(b)	4,015	4,091,005
4.63%, 04/29/30 (Call 01/29/30)(a)	1,597	1,776,923
4.85%, 04/17/28 (Call 01/17/28)(a)	3,256	3,679,882
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	50	49,299
3.40%, 06/15/30 (Call 03/15/30)	2,701	2,864,883
4.50%, 08/15/28 (Call 05/15/28)	2,682	3,035,658
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	1,423	1,558,371
Security	Par (000)	Value

Insurance (continued)
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	$7,318	$7,597,061
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	2,615	2,805,255
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)(a)	2,246	2,189,648
4.55%, 09/15/28 (Call 06/15/28)(a)	2,919	3,383,758
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	365	412,008
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	1,804	1,760,663
1.40%, 07/06/27(b)	1,887	1,865,298
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	1,828	1,814,213
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,912	4,044,200
Jackson National Life Global Funding, 3.05%, 06/21/29(a)(b)	1,500	1,570,652
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(a)	2,793	2,722,164
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,362	6,205,073
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	3,092	3,248,159
3.40%, 01/15/31 (Call 10/15/30)(a)	1,035	1,116,466
3.63%, 12/12/26 (Call 09/15/26)(a)	2,752	3,048,799
3.80%, 03/01/28 (Call 12/01/27)(a)	2,791	3,106,960
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	3,154	3,373,308
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	5,983	6,281,560
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	1,190	1,312,069
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	1,785	1,937,408
3.50%, 11/01/27 (Call 08/01/27)	1,744	1,935,815
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	3,685	3,692,148
4.38%, 03/15/29 (Call 12/15/28)	8,066	9,398,750
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	671	635,848
2.15%, 03/09/31(b)	1,275	1,274,762
2.35%, 01/14/27(a)(b)	3,912	4,100,142
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,700	5,393,250
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,427	2,745,891
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	5,697	6,747,010
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	853	797,973
2.95%, 04/09/30(b)	6,108	6,438,884
3.00%, 09/19/27(a)(b)	3,841	4,166,541
3.05%, 06/17/29(a)(b)	3,420	3,658,051
3.45%, 12/18/26(b)	6,486	7,210,046
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	4,000	4,520,000
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	65,685
New York Life Global Funding
1.20%, 08/07/30(a)(b)	1,007	928,113
2.35%, 07/14/26(a)(b)	1,217	1,278,881
3.00%, 01/10/28(a)(b)	5,730	6,173,419
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	7,980	7,720,650

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	$6,419	$6,571,451
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	2,038	2,277,654
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	3,415	3,813,254
Pacific Life Global Funding II, 1.45%, 01/20/28(b)	4,360	4,263,222
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,550	2,796,374
4.50%, 10/01/50 (Call 04/01/30)(c)	2,685	2,752,150
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	4,118	4,046,375
3.10%, 11/15/26 (Call 08/15/26)	1,479	1,605,691
3.70%, 05/15/29 (Call 02/15/29)(a)	3,462	3,837,476
Principal Life Global Funding II
1.50%, 08/27/30(b)	1,572	1,462,041
1.63%, 11/19/30(a)(b)	980	918,465
2.50%, 09/16/29(b)	1,860	1,898,594
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,699	3,933,065
3.20%, 03/26/30 (Call 12/26/29)	3,883	4,196,805
4.00%, 03/01/29 (Call 12/01/28)	1,469	1,677,180
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	2,245	2,363,540
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	537	597,038
Protective Life Global Funding, 1.74%, 09/21/30(a)(b)	1,317	1,247,088
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,025	3,042,909
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	3,725	3,864,688
3.88%, 03/27/28 (Call 12/27/27)(a)	166	188,363
4.50%, 09/15/47 (Call 09/15/27)(a)(c)	2,690	2,882,781
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	9,138	10,555,379
Prudential PLC, 3.13%, 04/14/30(a)	5,458	5,814,085
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,515	2,643,720
3.90%, 05/15/29 (Call 02/15/29)	3,614	3,998,644
3.95%, 09/15/26 (Call 06/15/26)(a)	2,489	2,781,295
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	1,779	1,877,710
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	669	731,287
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	2,662	2,905,682
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	5,315	5,383,467
4.45%, 05/12/27 (Call 02/12/27)(b)	335	376,659
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	2,455	2,647,179
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	2,001	2,234,135
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	1,720	1,738,060
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(b)(c)	5,100	5,162,730
4.00%, 09/14/77 (Call 09/14/27)(b)(c)	4,500	4,820,625
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	4,940	5,574,543
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	1,871	2,063,055
Voya Financial Inc.
3.65%, 06/15/26(a)	2,750	3,059,524
4.70%, 01/23/48 (Call 01/23/28)(a)(c)	1,541	1,611,256
Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	$4,081	$4,283,164
4.50%, 09/15/28 (Call 06/15/28)(a)	3,521	4,053,578
		478,620,501
Internet — 2.0%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	5,285	5,120,395
3.40%, 12/06/27 (Call 09/06/27)	12,159	13,285,854
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	6,269	6,097,089
1.10%, 08/15/30 (Call 05/15/30)(a)	8,980	8,391,291
2.00%, 08/15/26 (Call 05/15/26)(a)	4,253	4,460,705
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	6,718	6,694,157
1.50%, 06/03/30 (Call 03/03/30)	8,476	8,179,528
1.65%, 05/12/28 (Call 03/12/28)	10,590	10,641,027
2.10%, 05/12/31 (Call 02/12/31)	10,145	10,175,001
3.15%, 08/22/27 (Call 05/22/27)(a)	16,517	18,224,304
Baidu Inc.
3.63%, 07/06/27(a)	3,445	3,781,392
4.38%, 03/29/28 (Call 12/29/27)(a)	2,451	2,737,279
4.88%, 11/14/28 (Call 08/14/28)(a)	1,619	1,877,716
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	3,518	3,874,247
3.60%, 06/01/26 (Call 03/01/26)(a)	4,445	4,916,354
4.63%, 04/13/30 (Call 01/13/30)	8,140	9,512,091
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	2,584	2,872,224
4.50%, 06/20/28 (Call 03/20/28)	2,144	2,463,747
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)	895	891,904
2.70%, 03/11/30 (Call 12/11/29)	6,008	6,152,854
3.60%, 06/05/27 (Call 03/05/27)	5,122	5,678,669
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	6,432	6,417,482
3.25%, 02/15/30 (Call 11/15/29)	4,511	4,618,786
3.80%, 02/15/28 (Call 11/15/27)(a)	6,005	6,469,731
4.63%, 08/01/27 (Call 05/01/27)(b)	1,012	1,145,603
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	3,632	3,819,241
3.88%, 04/29/26	1,305	1,425,157
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	5,020	4,851,393
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(b)	5,251	5,572,683
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	4,592	5,212,379
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)(a)	3,517	3,714,387
3.30%, 04/01/27 (Call 01/01/27)	4,313	4,746,847
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(b)	11,200	11,028,806
2.88%, 04/22/31 (Call 01/22/31)(b)	2,370	2,409,671
3.60%, 01/19/28 (Call 10/19/27)(b)	10,855	11,710,526
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	11,050	12,149,351
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	2,505	2,372,254
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,275	1,276,658
4.75%, 07/15/27 (Call 07/15/22)(a)	2,230	2,370,568

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	$2,660	$2,718,882
		230,058,233
Iron & Steel — 0.3%
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	2,140	2,410,175
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	2,330	2,520,571
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)	562	582,153
3.95%, 05/01/28 (Call 02/01/28)(a)	2,757	3,106,877
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	70	68,156
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	2,186	2,160,965
3.25%, 01/15/31 (Call 10/15/30)	5,028	5,342,861
3.45%, 04/15/30 (Call 01/15/30)	1,992	2,151,830
5.00%, 12/15/26 (Call 12/15/21)	2,778	2,908,192
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	7,407	7,866,012
6.25%, 08/10/26	8,427	10,197,428
		39,315,220
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	442	474,642
3.70%, 01/15/31 (Call 10/15/30)(a)	3,652	3,892,703
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	1,232	1,343,593
5.75%, 04/23/30 (Call 01/23/30)	2,094	2,490,408
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	4,641	4,915,425
3.90%, 08/08/29 (Call 05/08/29)	3,836	4,019,591
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	196	220,556
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	3,321	3,745,544
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,234	3,435,730
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,376	2,585,148
Marriott International Inc/MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	2,815	2,806,945
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)(a)	779	839,162
5.40%, 08/08/28 (Call 05/08/28)	8,204	9,402,276
		40,171,723
Machinery — 0.9%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	50	56,669
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	3,483	3,425,741
2.40%, 08/09/26(a)	2,145	2,259,743
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,592	3,534,662
2.60%, 09/19/29 (Call 06/19/29)	2,247	2,372,249
2.60%, 04/09/30 (Call 01/09/30)(a)	4,505	4,737,021
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,149	2,383,979
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)(a)	5,012	5,477,851
5.38%, 10/16/29(a)	889	1,114,507
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	130	137,412
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	2,924	3,033,664
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	190	190,420
3.00%, 05/01/30 (Call 02/01/30)(a)	2,247	2,342,150
Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
1.45%, 01/15/31(a)	$3,663	$3,474,124
1.50%, 03/06/28	2,005	1,987,310
1.75%, 03/09/27(a)	3,800	3,906,732
2.25%, 09/14/26(a)	3,355	3,554,277
2.45%, 01/09/30(a)	1,634	1,693,909
2.65%, 06/10/26(a)	2,058	2,220,582
2.80%, 09/08/27	3,097	3,345,691
2.80%, 07/18/29	3,867	4,133,006
3.05%, 01/06/28(a)	2,209	2,396,018
3.45%, 03/07/29(a)	2,902	3,224,112
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	1,163	1,254,040
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	385	401,591
4.60%, 05/15/28 (Call 02/15/28)	1,460	1,666,548
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	3,346	3,469,831
2.57%, 02/15/30 (Call 11/15/29)	7,747	7,906,105
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)(a)	2,721	3,034,810
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	2,249	2,422,504
4.95%, 09/15/28 (Call 06/15/28)	6,761	7,789,352
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,565	3,589,966
2.25%, 01/30/31 (Call 10/30/30)(a)	3,852	3,810,669
3.25%, 11/01/26 (Call 08/01/26)(a)	1,419	1,554,359
		97,901,604
Manufacturing — 1.0%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	3,903	4,144,806
2.38%, 08/26/29 (Call 05/26/29)(a)	5,626	5,824,942
2.88%, 10/15/27 (Call 07/15/27)	4,383	4,770,708
3.05%, 04/15/30 (Call 01/15/30)(a)	2,938	3,188,672
3.38%, 03/01/29 (Call 12/01/28)	3,732	4,137,613
3.63%, 09/14/28 (Call 06/14/28)(a)	2,692	3,023,803
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)(a)	4,822	4,941,842
3.75%, 12/01/27 (Call 09/01/27)	961	1,069,500
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	4,197	4,573,260
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	4,752	5,233,197
3.63%, 05/01/30 (Call 02/01/30)(a)	6,135	6,738,317
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)(a)	5,541	5,974,789
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	2,977	3,268,834
3.25%, 06/14/29 (Call 03/14/29)	5,377	5,807,014
Pentair Finance Sarl, 4.50%, 07/01/29
(Call 04/01/29)(a)	745	871,376
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	6,635	6,642,458
2.15%, 03/11/31(b)	8,745	8,666,268
2.35%, 10/15/26(a)(b)	6,244	6,549,585
3.40%, 03/16/27(b)	9,344	10,307,248
6.13%, 08/17/26(a)(b)	3,528	4,382,159
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,245	2,219,510
3.00%, 06/01/30 (Call 03/01/30)	1,577	1,641,677
3.38%, 03/01/28 (Call 12/01/27)	476	511,075

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.65%, 03/15/27 (Call 12/15/26)(a)	$2,472	$2,721,679
3.90%, 09/17/29 (Call 06/17/29)(a)	1,385	1,532,401
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	2,882	3,208,588
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	4,556	5,082,974
		117,034,295
Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	5,732	5,380,067
2.80%, 04/01/31 (Call 01/01/31)(a)	1,095	1,092,810
3.75%, 02/15/28 (Call 11/15/27)(a)	4,459	4,850,849
4.20%, 03/15/28 (Call 12/15/27)(a)	5,618	6,280,410
5.05%, 03/30/29 (Call 12/30/28)	6,417	7,476,164
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	7,870	7,312,426
1.95%, 01/15/31 (Call 10/15/30)	4,976	4,823,954
2.35%, 01/15/27 (Call 10/15/26)	6,959	7,298,472
2.65%, 02/01/30 (Call 11/01/29)	9,672	10,012,916
3.15%, 02/15/28 (Call 11/15/27)	6,740	7,337,017
3.30%, 02/01/27 (Call 11/01/26)(a)	6,604	7,267,652
3.30%, 04/01/27 (Call 02/01/27)	4,760	5,245,620
3.40%, 04/01/30 (Call 01/01/30)(a)	9,705	10,576,041
3.55%, 05/01/28 (Call 02/01/28)(a)	5,220	5,797,243
4.15%, 10/15/28 (Call 07/15/28)	20,062	23,126,385
4.25%, 10/15/30 (Call 07/15/30)(a)	4,215	4,884,533
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	4,257	3,996,824
2.60%, 06/15/31 (Call 03/15/31)(b)	5,000	4,977,554
3.35%, 09/15/26 (Call 06/15/26)(b)	6,851	7,435,992
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	3,106	3,395,640
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	6,035	6,449,561
3.95%, 03/20/28 (Call 12/20/27)	8,107	8,894,542
4.13%, 05/15/29 (Call 02/15/29)	4,045	4,461,465
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	1,716	1,850,511
4.71%, 01/25/29 (Call 10/25/28)	9,703	11,249,703
TCI Communications Inc., 7.13%, 02/15/28(a)	614	811,036
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,250	4,375,217
2.95%, 06/15/27(a)	4,669	5,103,289
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	2,482	2,622,356
3.38%, 02/15/28 (Call 11/15/27)(a)	2,062	2,222,442
3.70%, 06/01/28 (Call 03/01/28)	2,458	2,697,040
4.20%, 06/01/29 (Call 03/01/29)(a)	2,947	3,296,467
4.95%, 01/15/31 (Call 10/15/30)(a)	6,475	7,671,031
7.88%, 07/30/30	4,129	5,819,623
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	7,581	7,547,688
2.20%, 01/13/28(a)	5,708	5,870,732
2.65%, 01/13/31(a)	12,738	13,146,294
3.38%, 11/15/26 (Call 08/15/26)	2,082	2,296,858
3.70%, 03/23/27(a)	3,434	3,859,211
3.80%, 03/22/30(a)	6,631	7,452,983
		246,266,618
	Par
Security	(000)	Value

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	$1,330	$1,463,888

Mining — 1.1%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	1,931	1,931,207
2.63%, 09/10/30 (Call 06/10/30)(b)	5,350	5,299,416
2.88%, 03/17/31 (Call 12/17/30)(b)	3,625	3,659,579
4.00%, 09/11/27(a)(b)	2,500	2,777,324
4.50%, 03/15/28 (Call 12/15/27)(b)	4,282	4,870,277
4.75%, 04/10/27(a)(b)	2,685	3,094,924
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	2,872	3,485,171
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	2,750	2,841,735
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	6,310	6,447,193
3.15%, 01/14/30 (Call 10/14/29)(b)	3,844	3,967,236
3.63%, 08/01/27 (Call 05/01/27)(b)	6,981	7,591,576
3.75%, 01/15/31 (Call 10/15/30)(b)	5,030	5,391,998
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	6,906	6,765,008
2.85%, 04/27/31 (Call 01/27/31)(b)	2,060	2,053,928
3.88%, 10/27/27 (Call 07/27/27)(b)	1,045	1,151,614
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,724	6,348,456
4.88%, 03/12/29 (Call 12/12/28)(b)	4,210	4,824,215
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	6,397	7,388,535
6.53%, 11/15/28(a)(b)	4,603	5,581,137
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)(b)	3,330	3,608,055
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	2,958	3,400,964
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,269	2,338,213
4.70%, 05/12/31 (Call 02/12/31)(b)	2,500	2,485,622
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(a)(b)	3,789	4,012,675
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	5,393	5,320,051
2.80%, 10/01/29 (Call 07/01/29)(a)	3,935	4,075,681
Rio Tinto Alcan Inc., 7.25%, 03/15/31	3,833	5,303,322
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,647	2,218,691
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,667	2,850,688
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	1,554	1,716,782
		122,801,273
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,209	1,406,977

Oil & Gas — 4.7%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,666	4,928,795
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	2,845	3,063,711
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	6,740	6,463,538
3.02%, 01/16/27 (Call 10/16/26)	4,037	4,361,300
3.54%, 04/06/27 (Call 02/06/27)	3,185	3,529,954
3.59%, 04/14/27 (Call 01/14/27)	3,860	4,295,173
3.63%, 04/06/30 (Call 01/06/30)	8,206	9,103,784
3.94%, 09/21/28 (Call 06/21/28)	5,515	6,254,398
4.23%, 11/06/28 (Call 08/06/28)	9,247	10,621,981

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	$844	$906,240
3.28%, 09/19/27 (Call 06/19/27)	3,452	3,784,882
3.72%, 11/28/28 (Call 08/28/28)	4,333	4,845,982
4.88%, (Call 03/22/30)(a)(c)(d)	9,936	10,713,194
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,252	3,322,327
3.85%, 06/01/27 (Call 03/01/27)	6,687	7,390,143
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	5,571	6,176,762
4.40%, 04/15/29 (Call 01/15/29)	3,794	4,215,436
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	6,201	6,439,430
2.24%, 05/11/30 (Call 02/11/30)(a)	5,251	5,336,694
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	4,048	3,962,836
3.25%, 10/15/29 (Call 07/15/29)	3,295	3,616,406
3.85%, 01/15/28 (Call 10/15/27)	3,313	3,777,601
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	3,543	3,893,434
4.38%, 03/15/29 (Call 12/15/28)(a)	3,042	3,415,660
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	3,420	3,473,052
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,335	3,706,472
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(b)	2,623	2,634,771
3.75%, 10/01/27 (Call 07/01/27)(b)	6,640	7,465,637
4.30%, 08/15/28 (Call 05/15/28)(a)(b)	5,874	6,746,053
ConocoPhillips Co., 6.95%, 04/15/29	7,383	9,925,351
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	7,680	7,856,380
3.25%, 12/01/26 (Call 10/01/26)	4,398	4,733,744
3.50%, 12/01/29 (Call 09/01/29)	5,418	5,742,561
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)(a)	5,023	5,520,428
6.88%, 04/29/30 (Call 01/29/30)	9,418	11,183,404
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	3,292	3,451,204
5.25%, 11/06/29 (Call 08/06/29)(b)	2,940	3,230,940
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	4,925	5,542,665
Series X-R, 4.75%, 09/12/28(a)(b)	5,800	6,705,700
Eni USA Inc., 7.30%, 11/15/27	220	287,131
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	4,893	5,696,532
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	9,571	9,742,362
3.00%, 04/06/27 (Call 02/06/27)	5,454	5,925,510
3.13%, 04/06/30 (Call 01/06/30)	5,270	5,659,908
3.63%, 09/10/28 (Call 06/10/28)(a)	5,898	6,561,355
6.50%, 12/01/28(b)	950	1,241,039
6.80%, 01/15/28(a)	550	695,260
7.15%, 01/15/29	758	1,004,699
7.25%, 09/23/27(a)	939	1,248,178
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	4,149	4,393,318
2.44%, 08/16/29 (Call 05/16/29)(a)	7,359	7,611,243
2.61%, 10/15/30 (Call 07/15/30)	4,834	5,008,787
3.29%, 03/19/27 (Call 01/19/27)(a)	3,678	4,085,802
3.48%, 03/19/30 (Call 12/19/29)	11,688	12,926,552
	Par
Security	(000)	Value

Oil & Gas (continued)
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	$4,670	$5,224,376
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	6,973	7,762,011
7.88%, 10/01/29	405	545,666
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	2,664	2,790,512
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	2,495	2,976,151
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	5,058	5,686,283
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	3,034	3,345,498
5.13%, 12/15/26 (Call 09/15/26)	3,886	4,598,672
Pertamina Persero PT
3.10%, 01/21/30 (Call 10/21/29)(a)(b)	2,735	2,801,893
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	2,860	2,922,131
3.65%, 07/30/29(a)(b)	3,285	3,482,100
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	150	196,647
Petronas Capital Ltd., 3.50%, 04/21/30 (Call 01/21/30)(a)(b)	12,492	13,598,002
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	2,400	2,409,480
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	5,520	5,327,077
3.90%, 03/15/28 (Call 12/15/27)(a)	4,272	4,757,113
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	10,564	9,944,069
2.15%, 01/15/31 (Call 10/15/30)	2,184	2,098,112
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(a)(b)	2,130	2,209,015
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	2,065	2,331,612
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)(b)	2,946	3,387,637
6.33%, 09/30/27(b)	4,050	4,677,750
Reliance Industries Ltd., 3.67%, 11/30/27(b)	2,400	2,603,198
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	4,925	4,935,150
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	11,172	10,931,596
3.50%, 04/16/29(a)(b)	13,314	14,392,316
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	8,752	8,986,345
2.50%, 09/12/26(a)	5,033	5,395,621
2.75%, 04/06/30 (Call 01/06/30)(a)	7,302	7,667,896
3.88%, 11/13/28 (Call 08/13/28)	8,805	10,007,394
Sinopec Group Overseas Development 2016 Ltd.,
2.75%, 09/29/26(b)	4,272	4,521,785
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	745	805,676
3.63%, 04/12/27(b)	5,534	6,070,284
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(b)	770	751,120
2.70%, 05/13/30 (Call 02/13/30)(b)	7,300	7,377,912
2.95%, 08/08/29 (Call 05/08/29)(b)	5,876	6,051,514
2.95%, 11/12/29 (Call 08/12/29)(b)	2,417	2,479,311
4.25%, 09/12/28(a)(b)	4,720	5,299,274
Suncor Energy Inc.
7.00%, 11/15/28	110	140,122
7.88%, 06/15/26	235	299,825
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30 (Call 02/15/30)(b)	3,903	3,977,118
4.00%, 08/15/26(b)	3,325	3,589,105

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	$2,700	$2,604,177
Tosco Corp., 8.13%, 02/15/30	246	350,932
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	5,191	5,485,854
3.46%, 02/19/29 (Call 11/19/28)	5,754	6,330,783
Total Capital SA, 3.88%, 10/11/28(a)	6,368	7,213,672
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	3,745	3,764,214
3.40%, 09/15/26 (Call 06/15/26)	4,474	4,822,620
4.00%, 04/01/29 (Call 01/01/29)	4,927	5,394,717
4.35%, 06/01/28 (Call 03/01/28)	4,387	4,931,718
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	5,295	5,699,407
3.70%, 03/15/28 (Call 12/15/27)(b)	2,664	2,824,429
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,070	7,815,387
		541,017,978
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	3,363	3,558,679
3.34%, 12/15/27 (Call 09/15/27)	6,402	7,016,691
4.49%, 05/01/30 (Call 02/01/30)(a)	3,624	4,210,920
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	6,076	6,192,370
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	3,331	3,465,140
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	7,605	8,382,033
4.30%, 05/01/29 (Call 02/01/29)(b)	4,221	4,751,445
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	6,532	6,731,087
		44,308,365
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	2,624	3,010,519
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,842	2,880,221
2.69%, 05/25/31 (Call 02/25/31)	2,680	2,686,018
3.10%, 09/15/26 (Call 06/15/26)	703	754,835
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,307	3,419,558
3.25%, 10/01/26 (Call 07/01/26)(b)	50	53,734
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	5,285	5,570,317
3.40%, 12/15/27 (Call 09/15/27)	3,163	3,478,504
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	3,054	3,221,819
WestRock MWV LLC, 8.20%, 01/15/30(a)	420	588,231
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,195	1,306,711
3.90%, 06/01/28 (Call 03/01/28)(a)	3,029	3,391,030
4.00%, 03/15/28 (Call 12/15/27)(a)	2,272	2,552,157
4.90%, 03/15/29 (Call 12/15/28)(a)	5,136	6,096,583
		39,010,237
Pharmaceuticals — 4.7%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	17,951	19,264,716
3.20%, 11/21/29 (Call 08/21/29)	25,509	27,360,970
4.25%, 11/14/28 (Call 08/14/28)(a)	8,615	9,921,911
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	4,450	4,526,841
2.80%, 05/15/30 (Call 02/15/30)(a)	3,235	3,350,422
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.45%, 12/15/27 (Call 09/15/27)(a)	$2,237	$2,455,623
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	4,340	4,335,836
2.25%, 05/28/31 (Call 02/28/31)	1,090	1,090,874
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)(a)	7,685	7,210,341
3.13%, 06/12/27 (Call 03/12/27)	2,463	2,690,968
4.00%, 01/17/29 (Call 10/17/28)	4,681	5,343,486
Bayer Corp., 6.65%, 02/15/28(a)(b)	125	157,106
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	16,863	19,181,687
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	7,116	6,826,433
2.82%, 05/20/30 (Call 02/20/30)	4,655	4,818,465
3.70%, 06/06/27 (Call 03/06/27)	9,108	10,152,124
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	3,518	3,472,345
1.45%, 11/13/30 (Call 08/13/30)(a)	1,930	1,833,527
3.20%, 06/15/26 (Call 04/15/26)	8,071	8,877,788
3.25%, 02/27/27	3,075	3,412,061
3.40%, 07/26/29 (Call 04/26/29)	20,339	22,514,237
3.45%, 11/15/27 (Call 08/15/27)	6,358	7,111,065
3.90%, 02/20/28 (Call 11/20/27)	8,397	9,545,338
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	5,797	6,343,840
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	4,645	4,630,167
2.40%, 03/15/30 (Call 12/15/29)	8,436	8,510,537
3.05%, 10/15/27 (Call 07/15/27)	3,498	3,780,876
3.40%, 03/01/27 (Call 12/01/26)	6,811	7,490,480
4.38%, 10/15/28 (Call 07/15/28)	18,162	20,955,462
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	10,611	10,365,649
1.75%, 08/21/30 (Call 05/21/30)	7,521	7,151,917
1.88%, 02/28/31 (Call 11/28/30)	3,025	2,881,771
2.88%, 06/01/26 (Call 03/01/26)(a)	6,380	6,845,760
3.00%, 08/15/26 (Call 06/15/26)(a)	5,327	5,781,626
3.25%, 08/15/29 (Call 05/15/29)(a)	8,780	9,438,614
3.63%, 04/01/27 (Call 02/01/27)	4,813	5,337,752
3.75%, 04/01/30 (Call 01/01/30)	7,972	8,831,155
4.30%, 03/25/28 (Call 12/25/27)	32,574	37,325,800
6.25%, 06/01/27	125	156,739
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	2,764	3,022,457
3.38%, 03/15/29 (Call 12/15/28)	5,208	5,771,027
5.50%, 03/15/27	935	1,146,963
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	643	725,987
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	9,598	10,906,083
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	3,032	3,332,934
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	5,715	5,630,859
1.30%, 09/01/30 (Call 06/01/30)(a)	4,480	4,295,328
2.90%, 01/15/28 (Call 10/15/27)	10,778	11,778,934
2.95%, 03/03/27 (Call 12/03/26)	3,920	4,305,960
6.95%, 09/01/29	80	111,764
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	3,229	3,639,930
4.75%, 05/30/29 (Call 02/28/29)(a)	2,203	2,612,903
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	4,297	4,134,220

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/07/29 (Call 12/07/28)	$12,397	$13,781,861
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	326	420,128
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)	3,941	4,502,242
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	6,575	6,844,469
2.20%, 08/14/30 (Call 05/14/30)(a)	1,649	1,681,050
3.10%, 05/17/27 (Call 02/17/27)	5,532	6,082,628
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	3,994	4,015,289
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	5,235	5,120,437
2.63%, 04/01/30 (Call 01/01/30)	5,743	6,032,385
2.75%, 06/03/26(a)	3,453	3,742,017
3.00%, 12/15/26(a)	8,273	9,100,330
3.45%, 03/15/29 (Call 12/15/28)	8,251	9,180,194
3.60%, 09/15/28 (Call 06/15/28)	5,507	6,181,620
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	2,351	2,644,407
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	14,706	16,066,424
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)(a)	12,818	12,507,896
5.00%, 11/26/28 (Call 08/26/28)	8,552	10,210,421
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	9,924	10,978,022
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)(a)(b)	4,241	4,322,832
2.70%, 06/22/30 (Call 03/22/30)(a)(b)	5,954	5,937,553
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,913	3,822,452
3.00%, 09/12/27 (Call 06/12/27)(a)	3,475	3,748,799
3.90%, 08/20/28 (Call 05/20/28)	2,728	3,073,393
		542,694,507
Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,145	2,383,138
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,923	3,028,173
4.45%, 07/15/27 (Call 04/15/27)	3,039	3,442,968
4.80%, 05/03/29 (Call 02/03/29)	1,220	1,390,106
5.95%, 06/01/26 (Call 03/01/26)	1,797	2,132,017
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	7,956	8,545,414
5.13%, 06/30/27 (Call 01/01/27)	3,621	4,200,885
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30) (a)(b)	3,122	3,342,734
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26) (b)	1,976	2,216,531
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	1,406	1,514,073
4.40%, 03/15/27 (Call 12/15/26)	3,650	4,028,874
4.95%, 05/15/28 (Call 02/15/28)	4,016	4,545,751
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29) (a)	12,836	13,549,476
3.70%, 07/15/27 (Call 04/15/27)	6,323	6,969,716
4.25%, 12/01/26 (Call 09/01/26)	6,211	6,995,046
5.50%, 07/15/77 (Call 07/15/27) (a)(c)	4,884	5,102,315
6.25%, 03/01/78 (Call 03/01/28) (c)	973	1,056,972
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27) (c)	1,798	1,941,840
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30) (c)	3,177	3,486,757
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,207	8,735,485
Security	Par (000)	Value

Pipelines (continued)
3.90%, 07/15/26 (Call 04/15/26)	$1,837	$2,008,417
4.00%, 10/01/27 (Call 07/01/27)	4,659	5,090,980
4.20%, 04/15/27 (Call 01/15/27)	2,983	3,280,853
4.95%, 06/15/28 (Call 03/15/28)	4,383	5,017,067
5.25%, 04/15/29 (Call 01/15/29)	5,681	6,617,827
5.50%, 06/01/27 (Call 03/01/27)	4,993	5,844,428
8.25%, 11/15/29 (Call 08/15/29)	1,085	1,470,593
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	6,866	7,143,927
3.13%, 07/31/29 (Call 04/30/29)	6,587	7,009,071
3.95%, 02/15/27 (Call 11/15/26)	2,914	3,265,612
4.15%, 10/16/28 (Call 07/16/28)	4,980	5,657,921
5.38%, 02/15/78 (Call 02/15/28)(c)	5,252	5,320,409
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	4,192	4,307,243
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(a)(b)	1,207	1,206,905
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)(b)	993	1,001,703
GNL Quintero SA, 4.63%, 07/31/29(b)	3,725	4,078,875
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (Call 08/15/27)(b)	2,267	2,372,408
KazTransGas JSC, 4.38%, 09/26/27(b)	455	506,756
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	304	415,306
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	4,222	3,989,940
4.30%, 03/01/28 (Call 12/01/27)(a)	7,577	8,568,916
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,670	2,845,211
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,897,079
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	9,132	9,076,678
4.00%, 03/15/28 (Call 12/15/27)	6,107	6,769,233
4.13%, 03/01/27 (Call 12/01/26)	6,741	7,552,470
4.25%, 12/01/27 (Call 09/01/27)	3,997	4,524,680
4.80%, 02/15/29 (Call 11/15/28)(a)	4,176	4,840,891
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	385	390,198
4.88%, 08/15/27 (Call 02/15/27)(b)	4,002	4,576,712
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,800	3,139,739
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(b)	3,355	3,479,806
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,901	5,034,447
3.40%, 09/01/29 (Call 06/01/29)(a)	3,254	3,424,143
4.00%, 07/13/27 (Call 04/13/27)	2,497	2,756,119
4.35%, 03/15/29 (Call 12/15/28)	3,153	3,519,782
4.55%, 07/15/28 (Call 04/15/28)	3,945	4,454,822
6.35%, 01/15/31 (Call 10/15/30)	101	127,974
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29)	2,428	2,517,021
3.55%, 10/01/26 (Call 07/01/26)	2,469	2,686,022
3.75%, 03/01/28 (Call 12/01/27)	2,348	2,550,996
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	54	69,657
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	4,182	4,340,290
3.80%, 09/15/30 (Call 06/15/30)(a)	4,205	4,424,389
4.50%, 12/15/26 (Call 09/15/26)	4,765	5,339,052

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	$2,012	$2,255,348
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5,822	6,494,309
4.50%, 05/15/30 (Call 11/15/29)	8,658	9,814,233
5.00%, 03/15/27 (Call 09/15/26)	8,466	9,805,087
5.88%, 06/30/26 (Call 12/31/25)	6,313	7,489,592
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	4,884	5,298,607
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,667	2,939,528
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	5,708	5,811,572
7.00%, 03/15/27	1,535	1,943,840
7.00%, 10/15/28	138	177,316
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	1,384	1,489,294
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)(a)	6,460	7,330,635
4.25%, 05/15/28 (Call 02/15/28)	6,561	7,478,829
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(a)(c)	6,583	6,945,065
5.50%, 09/15/79 (Call 09/15/29)(c)	5,118	5,559,427
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	5,686	6,311,460
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	5,626	5,974,466
4.00%, 03/15/28 (Call 12/15/27)	1,591	1,786,915
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,369,120
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	3,028	3,330,830
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,599	2,955,159
4.50%, 03/15/28 (Call 12/15/27)	2,841	3,207,889
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	6,550	6,522,972
3.50%, 11/15/30 (Call 08/15/30)(a)	6,775	7,260,697
3.75%, 06/15/27 (Call 03/15/27)(a)	7,448	8,261,022
Series A, 7.50%, 01/15/31	202	273,379
		394,207,430
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,715	2,723,556
4.87%, 02/15/29 (Call 11/15/28)(b)	3,368	3,907,015
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,644	2,805,009
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,252	4,722,746
		14,158,326
Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	4,632	4,599,267
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	50	54,181
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(a)(b)	811	896,840
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	5,168	5,849,005
		11,399,293
	Par
Security	(000)	Value

Real Estate Investment Trusts — 5.7%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	$395	$390,988
2.90%, 10/01/30 (Call 07/01/30)(a)	175	180,334
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	2,072	1,912,477
2.75%, 12/15/29 (Call 09/15/29)(a)	2,191	2,255,909
3.95%, 01/15/27 (Call 10/15/26)(a)	1,175	1,312,260
3.95%, 01/15/28 (Call 10/15/27)(a)	2,516	2,813,722
4.50%, 07/30/29 (Call 04/30/29)(a)	108	124,677
4.70%, 07/01/30 (Call 04/01/30)	4,345	5,089,211
4.90%, 12/15/30 (Call 09/15/30)(a)	394	472,693
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	4,255	4,290,960
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	2,385	2,413,931
3.30%, 07/15/26 (Call 05/15/26)	88	94,872
3.63%, 11/15/27 (Call 08/15/27)(a)	883	967,459
3.88%, 01/30/31 (Call 10/30/30)(a)	2,370	2,586,757
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)(a)	2,632	2,927,551
4.90%, 02/15/29 (Call 11/15/28)	1,632	1,881,890
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)(a)	4,116	3,984,212
1.88%, 10/15/30 (Call 07/15/30)	4,740	4,501,291
2.10%, 06/15/30 (Call 03/15/30)	2,535	2,451,743
2.70%, 04/15/31 (Call 01/15/31)	2,673	2,702,210
2.75%, 01/15/27 (Call 11/15/26)(a)	3,771	3,967,193
2.90%, 01/15/30 (Call 10/15/29)	4,174	4,318,500
3.13%, 01/15/27 (Call 10/15/26)	3,112	3,334,937
3.38%, 10/15/26 (Call 07/15/26)	3,556	3,882,972
3.55%, 07/15/27 (Call 04/15/27)	3,496	3,825,267
3.60%, 01/15/28 (Call 10/15/27)	3,988	4,351,897
3.80%, 08/15/29 (Call 05/15/29)	6,739	7,418,831
3.95%, 03/15/29 (Call 12/15/28)	3,290	3,656,010
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	4,761	4,780,150
2.45%, 01/15/31 (Call 10/15/30)	2,310	2,329,662
2.90%, 10/15/26 (Call 07/15/26)(a)	2,002	2,153,765
3.20%, 01/15/28 (Call 10/15/27)(a)	1,587	1,704,938
3.30%, 06/01/29 (Call 03/01/29)(a)	1,652	1,774,496
3.35%, 05/15/27 (Call 02/15/27)(a)	2,072	2,265,470
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	2,385	2,329,175
2.75%, 10/01/26 (Call 07/01/26)(a)	5,020	5,374,148
2.90%, 03/15/30 (Call 12/15/29)	4,725	4,811,989
3.25%, 01/30/31 (Call 10/30/30)	6,487	6,805,447
3.40%, 06/21/29 (Call 03/21/29)	6,139	6,557,744
4.50%, 12/01/28 (Call 09/01/28)	2,175	2,503,048
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(a)	1,930	2,091,193
4.55%, 10/01/29 (Call 07/01/29)	248	273,460
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	1,497	1,486,698
3.90%, 03/15/27 (Call 12/15/26)	2,606	2,868,051
4.05%, 07/01/30 (Call 04/01/30)	6,230	6,859,082
4.13%, 06/15/26 (Call 03/15/26)	2,739	3,062,049
4.13%, 05/15/29 (Call 02/15/29)	1,650	1,825,293
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	4,531	4,705,194

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.15%, 07/01/29 (Call 04/01/29)	$3,181	$3,402,088
4.10%, 10/15/28 (Call 07/15/28)(a)	1,830	2,063,375
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)(b)	2,300	2,541,960
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	1,985	2,087,006
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	2,635	2,588,629
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	987	966,812
2.10%, 04/01/31 (Call 01/01/31)(a)	8,482	8,092,313
2.25%, 01/15/31 (Call 10/15/30)(a)	3,148	3,042,669
3.10%, 11/15/29 (Call 08/15/29)	2,520	2,632,679
3.30%, 07/01/30 (Call 04/01/30)	4,547	4,826,521
3.65%, 09/01/27 (Call 06/01/27)	5,338	5,860,202
3.70%, 06/15/26 (Call 03/15/26)	1,975	2,175,650
3.80%, 02/15/28 (Call 11/15/27)	5,812	6,408,301
4.00%, 03/01/27 (Call 12/01/26)	3,094	3,459,387
4.30%, 02/15/29 (Call 11/15/28)	4,326	4,896,174
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	490	467,140
3.00%, 02/15/30 (Call 11/15/29)	2,625	2,708,362
3.13%, 09/01/26 (Call 06/01/26)(a)	495	530,382
4.38%, 02/15/29 (Call 11/15/28)	1,745	1,966,711
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	2,597	2,441,066
3.45%, 11/15/29 (Call 08/15/29)(a)	3,295	3,444,992
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,184	4,600,941
3.70%, 08/15/27 (Call 05/15/27)	4,795	5,371,791
4.45%, 07/15/28 (Call 04/15/28)	3,299	3,785,548
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	2,537	2,401,445
1.75%, 02/01/31 (Call 11/01/30)(a)	1,635	1,539,918
2.88%, 11/15/29 (Call 08/15/29)	2,347	2,437,340
3.25%, 06/30/26 (Call 03/30/26)(a)	760	825,120
3.38%, 12/15/27 (Call 09/15/27)	2,972	3,258,260
4.00%, 09/15/28 (Call 06/15/28)(a)	2,540	2,858,665
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,844	1,794,238
1.80%, 07/15/27 (Call 05/15/27)(a)	3,057	3,075,626
2.00%, 05/15/28 (Call 03/15/28)	3,435	3,431,923
2.15%, 07/15/30 (Call 04/15/30)	5,408	5,247,871
2.50%, 05/15/31 (Call 02/15/31)	7,245	7,215,940
2.90%, 11/18/26 (Call 09/18/26)	3,534	3,762,846
3.20%, 11/18/29 (Call 08/18/29)	5,788	6,116,024
5.38%, 05/15/27 (Call 06/02/21)	4,226	4,531,416
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	2,367	2,406,121
2.85%, 11/01/26 (Call 08/01/26)(a)	1,977	2,119,969
3.00%, 07/01/29 (Call 04/01/29)(a)	2,851	3,012,123
3.25%, 08/01/27 (Call 05/01/27)	1,240	1,352,381
3.50%, 03/01/28 (Call 12/01/27)	2,728	2,974,407
4.15%, 12/01/28 (Call 09/01/28)	3,449	3,909,491
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	898	828,376
1.70%, 03/01/28 (Call 01/01/28)	263	255,498
2.55%, 06/15/31 (Call 03/15/31)	430	428,129
3.00%, 01/15/30 (Call 10/15/29)	3,421	3,545,655
3.63%, 05/01/27 (Call 02/01/27)(a)	274	303,301
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/01/29 (Call 12/01/28)(a)	$3,478	$3,892,292
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	1,600	1,594,177
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	1,850	1,955,515
3.25%, 07/15/27 (Call 04/15/27)	1,657	1,774,125
3.50%, 06/01/30 (Call 03/01/30)(a)	2,532	2,718,743
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	2,878	3,054,393
4.00%, 01/15/31 (Call 10/15/30)	4,214	4,469,116
5.30%, 01/15/29 (Call 10/15/28)	2,241	2,586,316
5.75%, 06/01/28 (Call 03/03/28)	2,783	3,266,240
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	120	128,593
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	150	142,978
2.40%, 03/15/30 (Call 12/15/29)(a)	527	525,170
3.63%, 01/15/28 (Call 10/15/27)(a)	975	1,056,885
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	120	113,536
3.10%, 02/15/30 (Call 11/15/29)	2,480	2,587,540
3.50%, 08/01/26 (Call 05/01/26)(a)	3,743	4,126,917
3.75%, 07/01/27 (Call 04/01/27)(a)	1,746	1,948,031
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)(a)	1,044	1,075,288
3.00%, 01/15/30 (Call 10/15/29)(a)	4,498	4,692,543
3.25%, 07/15/26 (Call 05/15/26)(a)	3,325	3,617,096
3.50%, 07/15/29 (Call 04/15/29)	3,412	3,726,429
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	355	350,322
3.05%, 02/15/30 (Call 11/15/29)(a)	2,062	2,130,290
3.88%, 03/01/27 (Call 12/01/26)	110	120,753
4.13%, 03/15/28 (Call 12/15/27)(a)	1,319	1,462,218
4.20%, 04/15/29 (Call 01/15/29)	2,612	2,906,029
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,238	2,281,183
Series I, 3.50%, 09/15/30 (Call 06/15/30)	1,500	1,539,733
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	2,000	2,074,476
3.95%, 11/01/27 (Call 08/01/27)	2,220	2,419,325
4.65%, 04/01/29 (Call 01/01/29)	1,877	2,132,654
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	3,347	3,443,134
4.25%, 08/15/29 (Call 05/15/29)(a)	601	669,559
4.75%, 12/15/28 (Call 09/15/28)(a)	2,695	3,086,663
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	2,810	2,793,069
2.70%, 10/01/30 (Call 07/01/30)(a)	1,930	1,953,427
2.80%, 10/01/26 (Call 07/01/26)	2,462	2,614,666
3.80%, 04/01/27 (Call 01/01/27)(a)	1,357	1,502,700
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,773	1,908,746
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	1,061	1,059,874
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,239	1,200,287
3.88%, 12/15/27 (Call 09/15/27)(a)	1,459	1,633,079
4.00%, 06/15/29 (Call 03/15/29)	2,594	2,864,045
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	2,805	3,068,500

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	$2,497	$2,328,795
2.75%, 03/15/30 (Call 12/15/29)	1,598	1,643,529
3.60%, 06/01/27 (Call 03/01/27)(a)	3,221	3,567,565
3.95%, 03/15/29 (Call 12/15/28)(a)	2,671	2,988,447
4.20%, 06/15/28 (Call 03/15/28)	120	135,886
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,483	2,361,403
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	1,705	1,709,519
3.50%, 10/15/27 (Call 07/15/27)(a)	2,239	2,424,967
3.60%, 12/15/26 (Call 09/15/26)(a)	220	240,544
4.30%, 10/15/28 (Call 07/15/28)(a)	2,230	2,509,742
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	551	556,164
3.63%, 10/01/29 (Call 07/01/29)	2,899	3,031,434
4.50%, 04/01/27 (Call 01/01/27)	2,846	3,158,181
4.75%, 01/15/28 (Call 10/15/27)(a)	3,002	3,355,618
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)(a)	717	774,144
4.30%, 03/15/27 (Call 12/15/26)(a)	2,995	3,376,063
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	1,374	1,364,842
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	3,447	3,187,555
1.63%, 03/15/31 (Call 12/15/30)(a)	1,055	996,549
2.13%, 04/15/27 (Call 02/15/27)(a)	3,664	3,799,492
2.25%, 04/15/30 (Call 01/15/30)(a)	6,253	6,274,481
3.25%, 10/01/26 (Call 07/01/26)	1,974	2,174,846
3.88%, 09/15/28 (Call 06/15/28)	530	601,069
4.38%, 02/01/29 (Call 11/01/28)	2,292	2,674,453
Public Storage
1.85%, 05/01/28 (Call 03/01/28)(a)	4,835	4,841,529
2.30%, 05/01/31 (Call 02/01/31)(a)	3,640	3,646,446
3.09%, 09/15/27 (Call 06/15/27)(a)	2,799	3,057,789
3.39%, 05/01/29 (Call 02/01/29)(a)	2,736	3,004,405
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	1,415	1,422,548
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	2,782	3,001,685
3.25%, 06/15/29 (Call 03/15/29)(a)	2,249	2,411,314
3.25%, 01/15/31 (Call 10/15/30)	2,435	2,603,139
3.65%, 01/15/28 (Call 10/15/27)(a)	3,062	3,364,533
4.13%, 10/15/26 (Call 07/15/26)(a)	2,533	2,868,539
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,123	2,192,506
3.60%, 02/01/27 (Call 11/01/26)(a)	2,497	2,754,967
3.70%, 06/15/30 (Call 03/15/30)(a)	3,063	3,350,737
4.13%, 03/15/28 (Call 12/15/27)	1,495	1,655,519
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)(a)	1,845	2,009,206
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)(a)	1,593	1,514,083
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)(a)	2,154	2,238,802
5.13%, 08/15/26 (Call 05/15/26)	2,744	3,084,277
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	2,000	1,975,797
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	3,999	4,561,789
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)(c)	$7,982	$8,466,906
5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	6,560	6,920,800
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	1,511	1,491,642
2.20%, 02/01/31 (Call 11/01/30)(a)	5,075	4,921,657
2.45%, 09/13/29 (Call 06/13/29)(a)	5,573	5,658,802
2.65%, 07/15/30 (Call 04/15/30)	2,227	2,256,388
3.25%, 11/30/26 (Call 08/30/26)	5,047	5,501,554
3.38%, 06/15/27 (Call 03/15/27)	4,750	5,183,832
3.38%, 12/01/27 (Call 09/01/27)(a)	4,043	4,400,827
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(a)	2,417	2,694,758
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	2,175	2,147,628
3.20%, 01/15/27 (Call 11/15/26)	1,334	1,416,865
3.20%, 02/15/31 (Call 11/15/30)(a)	256	260,620
3.40%, 01/15/30 (Call 10/15/29)(a)	1,983	2,082,558
4.00%, 07/15/29 (Call 04/15/29)	2,821	3,088,346
4.45%, 09/15/26 (Call 06/15/26)(a)	2,264	2,527,445
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)(a)	1,287	1,275,137
4.50%, 03/15/28 (Call 12/15/27)(a)	1,564	1,746,128
4.63%, 03/15/29 (Call 12/15/28)(a)	3,509	3,959,395
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	1,230	1,284,216
3.88%, 07/15/27 (Call 04/15/27)	2,105	2,247,697
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(b)	3,000	3,307,500
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	1,742	1,867,162
3.20%, 01/15/30 (Call 10/15/29)	4,788	5,085,381
3.50%, 07/01/27 (Call 04/01/27)	1,505	1,655,692
3.50%, 01/15/28 (Call 10/15/27)(a)	1,568	1,692,944
4.40%, 01/26/29 (Call 10/26/28)(a)	1,991	2,271,005
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	3,460	3,580,241
3.25%, 10/15/26 (Call 07/15/26)(a)	2,606	2,834,643
3.85%, 04/01/27 (Call 01/01/27)(a)	3,451	3,854,024
4.00%, 03/01/28 (Call 12/01/27)	3,010	3,355,574
4.40%, 01/15/29 (Call 10/15/28)	3,558	4,039,196
4.75%, 11/15/30 (Call 08/15/30)(a)	1,160	1,363,652
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	3,855	3,872,810
3.10%, 12/15/29 (Call 09/15/29)	2,108	2,215,177
3.40%, 01/15/28 (Call 11/15/27)	2,472	2,670,167
3.95%, 08/15/27 (Call 05/15/27)	3,581	4,009,574
4.88%, 06/01/26 (Call 03/01/26)(a)	1,773	2,045,830
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	3,132	3,216,128
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,312	3,415,222
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,644	2,816,898
Weingarten Realty Investors, 3.25%, 08/15/26 (Call 05/15/26)	225	240,740
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	2,715	2,883,982
2.75%, 01/15/31 (Call 10/15/30)(a)	400	404,987
2.80%, 06/01/31 (Call 03/01/31)	1,825	1,845,778
3.10%, 01/15/30 (Call 10/15/29)	4,577	4,774,033
4.13%, 03/15/29 (Call 12/15/28)	3,015	3,378,026
4.25%, 04/15/28 (Call 01/15/28)	3,286	3,719,159

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	$4,184	$4,751,825
4.00%, 04/15/30 (Call 01/15/30)	3,988	4,498,874
6.95%, 10/01/27	781	1,015,144
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	627	610,465
3.85%, 07/15/29 (Call 04/15/29)	958	1,046,984
4.25%, 10/01/26 (Call 07/01/26)(a)	2,385	2,685,052
		660,283,211
Retail — 2.9%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	6,237	6,018,106
1.80%, 02/10/31 (Call 11/10/30)(b)	8,180	7,675,626
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	2,424	2,408,039
3.90%, 04/15/30 (Call 01/15/30)	3,310	3,640,363
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	4,138	4,254,370
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,564	4,997,479
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)(a)	1,655	1,815,588
4.75%, 06/01/30 (Call 03/01/30)	1,277	1,502,484
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	1,939	1,804,847
3.75%, 06/01/27 (Call 03/01/27)(a)	3,015	3,346,708
3.75%, 04/18/29 (Call 01/18/29)	2,485	2,730,611
4.00%, 04/15/30 (Call 01/15/30)	4,314	4,833,739
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,619	3,459,813
4.45%, 10/01/28 (Call 07/01/28)	2,872	3,299,566
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	7,197	7,238,216
1.60%, 04/20/30 (Call 01/20/30)	9,872	9,568,324
3.00%, 05/18/27 (Call 02/18/27)(a)	5,357	5,878,957
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27) (a)	3,017	3,339,244
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	6,676	7,253,661
3.88%, 04/15/27 (Call 01/15/27)(a)	3,431	3,857,617
4.13%, 05/01/28 (Call 02/01/28)(a)	1,003	1,135,351
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	6,643	7,512,635
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	3,302	3,556,254
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27) (b)	40	42,750
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	2,994	2,835,249
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	2,451	2,377,132
1.38%, 03/15/31 (Call 12/15/30)(a)	6,176	5,786,759
2.13%, 09/15/26 (Call 06/15/26)	1,708	1,797,390
2.50%, 04/15/27 (Call 02/15/27)	4,549	4,848,472
2.70%, 04/15/30 (Call 01/15/30)	7,977	8,405,724
2.80%, 09/14/27 (Call 06/14/27)(a)	4,884	5,288,357
2.95%, 06/15/29 (Call 03/15/29)(a)	9,250	9,975,001
3.90%, 12/06/28 (Call 09/06/28)(a)	5,541	6,344,176
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	5,655	5,460,120
1.70%, 10/15/30 (Call 07/15/30)	5,382	5,090,385
2.63%, 04/01/31 (Call 01/01/31)	8,250	8,384,898
3.10%, 05/03/27 (Call 02/03/27)(a)	7,752	8,434,290
3.65%, 04/05/29 (Call 01/05/29)	9,027	9,968,184
4.50%, 04/15/30 (Call 01/15/30)	6,943	8,110,866
Security	Par (000)	Value

Retail (continued)
6.50%, 03/15/29(a)	$361	$458,962
6.88%, 02/15/28	525	673,455
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	4,424	4,407,599
2.63%, 09/01/29 (Call 06/01/29)(a)	5,928	6,162,834
3.50%, 03/01/27 (Call 12/01/26)(a)	4,508	4,981,215
3.50%, 07/01/27 (Call 05/01/27)	5,080	5,643,760
3.60%, 07/01/30 (Call 04/01/30)(a)	4,086	4,520,698
3.80%, 04/01/28 (Call 01/01/28)(a)	5,168	5,805,476
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	345	354,193
4.38%, 04/01/30 (Call 01/01/30)(a)	115	118,019
6.95%, 03/15/28	625	727,362
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	231	217,934
3.60%, 09/01/27 (Call 06/01/27)	1,746	1,941,500
3.90%, 06/01/29 (Call 03/01/29)	3,851	4,294,694
4.20%, 04/01/30 (Call 01/01/30)	988	1,126,168
4.35%, 06/01/28 (Call 03/01/28)(a)	2,540	2,920,187
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	1,160	1,103,226
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,435	2,500,616
2.25%, 03/12/30 (Call 12/12/29)(a)	3,653	3,632,198
2.45%, 06/15/26 (Call 03/15/26)(a)	1,138	1,201,888
2.55%, 11/15/30 (Call 08/15/30)(a)	3,894	3,943,150
3.50%, 03/01/28 (Call 12/01/27)(a)	2,820	3,112,447
3.55%, 08/15/29 (Call 05/15/29)	7,819	8,607,360
4.00%, 11/15/28 (Call 08/15/28)(a)	3,477	3,936,300
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	4,521	4,660,576
2.65%, 09/15/30 (Call 06/15/30)(a)	1,239	1,307,760
3.38%, 04/15/29 (Call 01/15/29)	6,580	7,319,409
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	3,069	2,939,029
1.60%, 05/15/31 (Call 02/15/31)	35	33,111
2.25%, 09/15/26 (Call 06/15/26)(a)	4,652	4,915,713
3.75%, 04/15/27 (Call 06/04/21)	4,145	4,648,638
3.88%, 04/15/30 (Call 01/15/30)	2,614	2,938,856
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)(a)	3,886	3,646,128
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,492	2,613,765
3.45%, 06/01/26 (Call 03/01/26)	2,299	2,511,533
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,789	1,880,149
3.05%, 07/08/26 (Call 05/08/26)(a)	4,479	4,917,508
3.25%, 07/08/29 (Call 04/08/29)	8,947	9,927,006
3.70%, 06/26/28 (Call 03/26/28)	14,972	16,990,827
5.88%, 04/05/27(a)	655	826,010
7.55%, 02/15/30(a)	150	218,480
		338,963,090
Savings & Loans — 0.2%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	4,951	5,494,035
4.00%, 09/14/26(a)(b)	3,374	3,748,750
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	6,152	6,747,271
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	3,934	4,413,846
		20,403,902

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 2.5%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	$4,808	$5,327,941
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	2,382	2,323,155
3.30%, 04/01/27 (Call 01/01/27)	6,085	6,733,210
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	6,242	6,718,236
3.88%, 01/15/27 (Call 10/15/26)(a)	19,062	20,941,950
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	2,692	2,667,513
2.45%, 02/15/31 (Call 11/15/30)(b)	16,145	15,504,922
3.46%, 09/15/26 (Call 07/15/26)	8,377	9,100,223
4.11%, 09/15/28 (Call 06/15/28)	9,754	10,776,800
4.15%, 11/15/30 (Call 08/15/30)	8,797	9,631,110
4.75%, 04/15/29 (Call 01/15/29)	14,987	17,141,885
5.00%, 04/15/30 (Call 01/15/30)	8,071	9,315,937
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	10,617	11,018,857
3.15%, 05/11/27 (Call 02/11/27)	4,151	4,554,530
3.75%, 03/25/27 (Call 01/25/27)	4,552	5,135,367
3.90%, 03/25/30 (Call 12/25/29)	7,919	9,059,153
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	3,711	4,218,878
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,759	3,703,040
4.00%, 03/15/29 (Call 12/15/28)(a)	5,035	5,754,326
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(b)	2,746	2,763,786
2.95%, 04/15/31 (Call 01/15/31)(a)(b)	6,199	6,273,612
4.88%, 06/22/28 (Call 03/22/28)(b)	3,196	3,656,942
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	394	432,593
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	4,144	4,678,887
4.66%, 02/15/30 (Call 11/15/29)	4,065	4,681,564
5.33%, 02/06/29 (Call 11/06/28)(a)	3,974	4,738,176
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	7,546	8,033,256
3.20%, 09/16/26 (Call 06/16/26)(a)	4,392	4,845,534
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(a)(b)	2,599	3,153,359
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(b)	6,835	6,868,276
3.15%, 05/01/27 (Call 03/01/27)(a)(b)	3,312	3,557,550
3.40%, 05/01/30 (Call 02/01/30)(b)	4,538	4,885,932
3.88%, 06/18/26 (Call 04/18/26)(b)	2,539	2,821,605
4.30%, 06/18/29 (Call 03/18/29)(b)	4,962	5,625,374
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	3,246	3,154,355
2.15%, 05/20/30 (Call 02/20/30)(a)	7,500	7,547,974
3.25%, 05/20/27 (Call 02/20/27)	11,285	12,476,966
SK Hynix Inc., 2.38%, 01/19/31(b)	5,098	4,909,227
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	560	567,193
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	3,917	3,824,300
2.25%, 09/04/29 (Call 06/04/29)	3,907	4,004,483
2.90%, 11/03/27 (Call 08/03/27)	2,881	3,143,048
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(b)	232	223,972
1.38%, 09/28/30 (Call 06/28/30)(b)	5,893	5,456,445
Security	Par (000)	Value

Semiconductors (continued)
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	$5,570	$5,537,080
2.25%, 04/23/31 (Call 01/23/31)(b)	5,715	5,669,903
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)(a)	4,169	4,180,389
		287,338,814
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)(a)	3,615	3,952,848
4.20%, 05/01/30 (Call 02/01/30)(a)	616	697,402
		4,650,250
Software — 2.5%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	3,584	3,287,701
3.40%, 09/15/26 (Call 06/15/26)	4,176	4,610,973
3.40%, 06/15/27 (Call 03/15/27)	2,495	2,762,705
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5,257	5,521,882
2.30%, 02/01/30 (Call 11/01/29)	7,531	7,718,829
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	2,308	2,405,320
3.50%, 06/15/27 (Call 03/15/27)(a)	3,275	3,612,149
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	2,510	2,511,945
2.90%, 12/01/29 (Call 09/01/29)	3,996	4,128,581
3.40%, 06/27/26 (Call 03/27/26)(a)	2,255	2,468,350
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)(a)	1,759	1,985,979
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	3,571	3,712,490
4.50%, 12/01/27 (Call 09/01/27)(a)	5,064	5,756,943
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	5,142	4,897,336
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)	1,510	1,483,745
2.25%, 03/01/31 (Call 12/01/30)	6,210	6,082,590
3.75%, 05/21/29 (Call 02/21/29)	2,330	2,595,749
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5,091	5,263,437
2.65%, 06/01/30 (Call 03/01/30)(a)	6,116	6,243,485
3.20%, 07/01/26 (Call 05/01/26)	7,725	8,397,779
3.50%, 07/01/29 (Call 04/01/29)	13,896	15,089,128
4.20%, 10/01/28 (Call 07/01/28)(a)	5,430	6,188,475
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)(a)	3,663	3,646,483
1.65%, 07/15/30 (Call 04/15/30)(a)	2,898	2,802,466
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	16,899	18,037,633
3.30%, 02/06/27 (Call 11/06/26)(a)	17,933	19,980,712
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	10,590	10,815,090
2.65%, 07/15/26 (Call 04/15/26)	10,293	10,892,605
2.80%, 04/01/27 (Call 02/01/27)	11,764	12,501,834
2.88%, 03/25/31 (Call 12/25/30)	14,403	14,754,803
2.95%, 04/01/30 (Call 01/01/30)	14,501	15,097,676
3.25%, 11/15/27 (Call 08/15/27)	13,453	14,628,427
3.25%, 05/15/30 (Call 02/15/30)	3,391	3,612,414
Roper Technologies Inc.
1.40%, 09/15/27 (Call 07/15/27)	4,398	4,316,877
1.75%, 02/15/31 (Call 11/15/30)(a)	2,640	2,481,757
2.00%, 06/30/30 (Call 03/30/30)	4,163	4,026,365
2.95%, 09/15/29 (Call 06/15/29)	2,890	3,039,147
3.80%, 12/15/26 (Call 09/15/26)	4,027	4,506,906

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.20%, 09/15/28 (Call 06/15/28)(a)	$4,678	$5,329,913
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	7,585	8,582,226
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	6,010	5,513,073
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	7,456	8,281,629
4.65%, 05/15/27 (Call 03/15/27)(a)	2,840	3,258,731
4.70%, 05/15/30 (Call 02/15/30)(a)	3,381	3,926,175
		286,758,513
Telecommunications — 4.3%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,636	1,696,760
3.63%, 04/22/29 (Call 01/22/29)	5,057	5,517,082
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	9,034	8,911,504
2.30%, 06/01/27 (Call 04/01/27) (a)	10,559	10,933,848
2.95%, 07/15/26 (Call 04/15/26)	3,756	4,053,641
3.80%, 02/15/27 (Call 11/15/26)	3,404	3,797,202
4.10%, 02/15/28 (Call 11/15/27)	9,370	10,584,942
4.25%, 03/01/27 (Call 12/01/26)	7,301	8,299,351
4.30%, 02/15/30 (Call 11/15/29) (a)	15,390	17,519,920
4.35%, 03/01/29 (Call 12/01/28)	13,795	15,778,669
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29) (b)	4,707	4,977,990
5.13%, 12/04/28 (Call 09/04/28) (a)	2,672	3,163,171
9.63%, 12/15/30	12,365	19,195,318
Cisco Systems Inc., 2.50%, 09/20/26 (Call 06/20/26) (a)	3,650	3,933,389
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	6,441	7,086,095
4.38%, 06/21/28 (Call 03/21/28)(b)	5,643	6,530,539
8.75%, 06/15/30	16,817	24,897,667
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	3,330	3,683,091
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	1,094	1,032,673
3.75%, 08/15/29 (Call 05/15/29)(a)	2,810	3,057,496
Koninklijke KPN NV, 8.38%, 10/01/30(a)	2,060	2,870,726
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	3,367	3,581,226
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,340	3,543,740
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)(a)	2,578	2,494,274
2.75%, 05/24/31 (Call 02/24/31)	4,165	4,156,073
4.60%, 02/23/28 (Call 11/23/27)	2,586	2,963,391
4.60%, 05/23/29 (Call 02/23/29)(a)	3,944	4,524,728
NBN Co. Ltd., 2.63%, 05/05/31 (Call 02/05/31)(b)	1,205	1,211,229
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(b)	7,747	7,649,990
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	6,507	6,472,642
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	2,827	3,115,162
3.88%, 01/31/28(a)(b)	710	795,200
Orange SA, 9.00%, 03/01/31(a)	6,385	9,944,634
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	3,072	3,298,678
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	5,555	6,124,610
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	100	128,159
Telefonica Emisiones SA, 4.10%, 03/08/27	7,274	8,200,486
Telefonica Europe BV, 8.25%, 09/15/30	5,112	7,349,039
Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$3,421	$3,635,432
3.70%, 09/15/27 (Call 06/15/27)(a)	3,049	3,422,096
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	9,832	9,787,166
2.55%, 02/15/31 (Call 11/15/30)(a)	15,867	15,728,005
3.75%, 04/15/27 (Call 02/15/27)	17,000	18,688,270
3.88% ,04/15/30 (Call 01/15/30)	30,984	33,960,323
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	2,697	2,534,167
1.68%, 10/30/30 (Call 07/30/30)	2,662	2,498,255
1.75%, 01/20/31 (Call 10/20/30)	13,949	13,108,950
2.10%, 03/22/28 (Call 01/22/28)	10,195	10,328,884
2.55%, 03/21/31 (Call 12/21/30)	20,354	20,467,821
2.63%, 08/15/26	10,222	10,866,961
3.00%, 03/22/27 (Call 01/22/27)	3,603	3,881,225
3.15%, 03/22/30 (Call 12/22/29)	8,491	9,040,389
3.88%, 02/08/29 (Call 11/08/28)(a)	6,812	7,682,860
4.02%, 12/03/29 (Call 09/03/29)	19,651	22,206,899
4.13%, 03/16/27	16,218	18,522,013
4.33%, 09/21/28	21,475	24,682,425
7.75%, 12/01/30	289	416,755
Vodafone Group PLC
4.38%, 05/30/28(a)	14,754	16,984,319
7.88%, 02/15/30	1,672	2,357,502
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(b)	2,405	2,454,939
		496,329,991
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	3,087	3,352,314

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	762	831,933
3.55%, 11/19/26 (Call 09/19/26)	4,519	4,952,186
3.90%, 11/19/29 (Call 08/19/29)	5,125	5,620,465
		11,404,584
Transportation — 1.1%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(a)(b)	2,675	3,045,632
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	3,820	4,201,576
7.95%, 08/15/30	90	129,903
Canadian National Railway Co., 6.90%, 07/15/28	75	98,977
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	3,916	3,838,362
4.00%, 06/01/28 (Call 03/01/28)(a)	2,916	3,271,789
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	2,589	2,934,029
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,660	2,703,759
2.60%, 11/01/26 (Call 08/01/26)(a)	3,798	4,053,848
3.25%, 06/01/27 (Call 03/01/27)	3,790	4,148,308
3.80%, 03/01/28 (Call 12/01/27)(a)	3,816	4,272,565
4.25%, 03/15/29 (Call 12/15/28)(a)	5,370	6,176,914
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(a)(b)	3,050	3,254,767
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	2,030	2,028,196

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.10%, 08/05/29 (Call 05/05/29)	$1,476	$1,579,877
3.40%, 02/15/28 (Call 11/15/27)(a)	2,405	2,656,580
4.20%, 10/17/28 (Call 07/17/28)	1,918	2,200,727
4.25%, 05/15/30 (Call 02/15/30)(a)	4,683	5,367,598
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)(a)	3,076	3,202,168
3.13%, 06/01/26 (Call 03/01/26)(a)	213	230,397
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	2,353	2,618,254
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	4,405	4,403,823
2.55%, 11/01/29 (Call 08/01/29)	2,791	2,880,187
2.90%, 06/15/26 (Call 03/15/26)(a)	3,102	3,348,416
3.15%, 06/01/27 (Call 03/01/27)	3,533	3,846,842
3.80%, 08/01/28 (Call 05/01/28)(a)	2,972	3,341,829
7.80%, 05/15/27(a)	240	324,720
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	2,721	2,918,587
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	3,624	3,748,912
2.38%, 05/20/31 (Call 02/20/31)	1,400	1,403,329
2.40%, 02/05/30 (Call 11/05/29)(a)	3,501	3,567,793
3.00%, 04/15/27 (Call 01/15/27)	1,248	1,352,396
3.70%, 03/01/29 (Call 12/01/28)	6,125	6,819,821
3.95%, 09/10/28 (Call 06/10/28)	4,282	4,870,682
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	2,161	2,307,131
2.50%, 09/01/29 (Call 06/01/29)	2,432	2,540,945
3.05%, 11/15/27 (Call 08/15/27)(a)	4,131	4,584,988
3.40%, 03/15/29 (Call 12/15/28)	4,626	5,152,451
4.45%, 04/01/30 (Call 01/01/30)	4,897	5,845,620
		125,272,698
Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(a)(b)	5,285	5,306,669
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)(a)	1,558	1,686,934
3.50%, 03/15/28 (Call 12/15/27)(a)	1,711	1,859,215
3.85%, 03/30/27 (Call 12/30/26)	1,350	1,496,777
4.00%, 06/30/30 (Call 03/30/30)	1,505	1,681,194
4.55%, 11/07/28 (Call 08/07/28)(a)	1,417	1,641,108
4.70%, 04/01/29 (Call 01/01/29)(a)	2,291	2,653,787
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26 (Call 05/15/26)(b)	5,000	5,035,261
3.35%, 11/01/29 (Call 08/01/29)(a)(b)	72	76,088
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	2,743	2,981,440
4.20%, 04/01/27 (Call 01/01/27)(b)	3,231	3,639,331
		28,057,804
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	1,400	1,394,476
2.80%, 05/01/30 (Call 02/01/30)(a)	1,085	1,135,012
2.95%, 09/01/27 (Call 06/01/27)(a)	4,494	4,851,701
3.00%, 12/01/26 (Call 09/01/26)	315	341,319
3.45%, 06/01/29 (Call 03/01/29)(a)	2,339	2,570,442
3.75%, 09/01/28 (Call 06/01/28)	3,240	3,626,669
Security	Par/ Shares (000)	Value

Water (continued)
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	$4,335	$4,309,234
2.70%, 04/15/30 (Call 01/15/30)	1,120	1,148,778
3.57%, 05/01/29 (Call 02/01/29)	1,407	1,552,330
		20,929,961
Total Corporate Bonds & Notes — 98.4%
(Cost: $11,247,280,933)		11,360,195,436

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp.
2.25%, 07/18/26(b)	2,220	2,335,094
3.13%, 07/20/27(b)	3,012	3,297,861
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	2,292	2,502,952
Korea National Oil Corp., 2.50%, 10/24/26(b)	5,279	5,606,748
		13,742,655
Total Foreign Government Obligations — 0.1%
(Cost: $13,015,376)		13,742,655

Short-Term Investments

Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	1,091,169	1,091,823,464
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	173,452	173,452,000
		1,265,275,464
Total Short-Term Investments — 11.0%
(Cost: $1,264,911,137)		1,265,275,464

Total Investments in Securities — 109.5%
(Cost: $12,525,207,446)		12,639,213,555

Other Assets, Less Liabilities — (9.5)%		(1,096,358,387)

Net Assets — 100.0%		$11,542,855,168

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$951,524,059	$140,276,522	(a)	$—	$(4,776)	$27,659	$1,091,823,464	1,091,169	$451,523	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	157,322,000	16,130,000	(a)	—	—	—	173,452,000	173,452	2,158		—
					$(4,776)	$27,659	$1,265,275,464		$453,681		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$11,360,195,436	$—	$11,360,195,436
Foreign Government Obligations	—	13,742,655	—	13,742,655
Money Market Funds	1,265,275,464	—	—	1,265,275,464
	$1,265,275,464	$11,373,938,091	$—	$12,639,213,555

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate